Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	FUWEI FILMS (HOLDINGS), CO. LTD.
Entity Central Index Key	0001381074
Trading Symbol	FFHL
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	13,062,500

CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current assets:
Cash and cash equivalents	$ 804	5,006	44,172
Restricted cash	3,444	21,457	102,212
Accounts and bills receivable, net	3,465	21,587	52,457
Inventories	5,504	34,291	41,774
Advance to suppliers	2,174	13,543	8,808
Prepayments and other receivables	4,201	26,174	31,172
Deferred tax assets - current	298	1,857	1,309
Total current assets	19,890	123,915	281,904
Plant, properties and equipment, net	37,453	233,335	277,119
Construction in progress	54,251	337,990	119,647
Lease prepayments, net	3,134	19,523	20,047
Advance to suppliers - long term, net	851	5,299	62,799
Goodwill			10,276
Long-term deposit	2,690	16,760	16,760
Other assets	42	262
Deferred tax assets - non current	1,680	10,466	1,622
Total assets	119,991	747,550	790,174
Current liabilities
Short-term borrowings	17,656	110,000	168,501
Accounts payables	4,622	28,796	19,317
Notes payable	6,147	38,299
Advance from customers	1,880	11,714	11,876
Accrued expenses and other payables	1,096	6,831	5,798
Obligations under capital leases-current	1,008	6,282
Total current liabilities	32,409	201,922	205,492
Obligations under capital leases	2,202	13,718
Long-term loan	1,605	10,000	10,000
Deferred tax liabilities	558	3,476	1,811
Total liabilities	36,774	229,116	217,303
Shareholders' equity
Registered capital (of US$0.129752 par value; 20,000,000 shares authorized; 13,062,500 issued and outstanding)	2,138	13,323	13,323
Additional paid-in capital	50,065	311,907	311,907
Statutory reserve	6,010	37,441	37,441
Retained earnings	24,934	155,341	209,768
Accumulated other comprehensive income	198	1,222	1,230
Total shareholders' equity	83,345	519,234	573,669
Non-controlling interest	(128)	(800)	(798)
Total equity	83,217	518,434	572,871
Total liabilities and equity	$ 119,991	747,550	790,174

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value per share	$ 0.129752	$ 0.129752
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	13,062,500	13,062,500
Common stock, shares outstanding	13,062,500	13,062,500

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) [Abstract]
Net sales	$ 59,849	372,866	537,645	501,458
Cost of sales	60,348	375,973	452,173	370,905
Gross (loss) margin	(499)	(3,107)	85,472	130,553
Operating expenses:
Selling expenses	2,923	18,212	19,930	21,642
Administrative expenses	5,199	32,389	34,806	49,281
Goodwill impairment	1,649	10,276
Total operating expenses	9,771	60,877	54,736	70,922
Operating (loss) income	(10,270)	(63,984)	30,736	59,630
Other income (expense):
Interest income	164	1,022	2,612	544
Interest expense			(10,227)	(8,846)
Others income (expense), net	128	798	1,872	(575)
Total other income (expense)	292	1,820	(5,743)	(8,877)
(Loss) Income before provision for income taxes	(9,978)	(62,164)	24,993	50,754
Income tax benefit (expense)	1,240	7,727	(3,955)	(11,059)
Net (Loss) income	(8,738)	(54,437)	21,038	39,695
Net (Loss) income attributable to noncontrolling interests	(2)	(10)	(43)	(1,088)
Net income (loss) attributable to the Company	(8,736)	(54,427)	21,081	40,783
Other comprehensive income (loss):
Foreign currency translation adjustments attributable to noncontrolling interest	1	8	39	18
Foreign currency translation adjustments attributable to the Company	(1)	(8)	44	193
Comprehensive income (loss) attributable to non-controlling interest	(1)	(2)	(4)	(1,070)
Comprehensive (loss) income attribute to the Company	$ (8,737)	(54,435)	21,125	40,976
(Loss) Earnings per share, Basic and diluted	$ (0.67)	(4.17)	1.61	3.12
Weighted average number ordinary shares, Basic and diluted	13,062,500	13,062,500	13,062,500	13,062,500

CONSOLIDATED STATEMENTS OF EQUITY In Thousands, except Share data	Total USD ($)	Total CNY	Ordinary Shares [Member] USD ($)	Ordinary Shares [Member] CNY	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY	Statutory Reserve [Member] USD ($)	Statutory Reserve [Member] CNY	Retained Earnings [Member] USD ($)	Retained Earnings [Member] CNY	Accumulated Other Comprehensive Income [Member] USD ($)	Accumulated Other Comprehensive Income [Member] CNY	Total Shareholders' Equity [Member] USD ($)	Total Shareholders' Equity [Member] CNY	Non-controlling Interest [Member] USD ($)	Non-controlling Interest [Member] CNY
Balance at Dec. 31, 2009		511,843		13,323		311,907		29,338		156,006		993		511,567		276
Balance, shares at Dec. 31, 2009				13,062,500
Net income (loss)		39,695								40,783				40,783		(1,088)
Transfer to statutory reserve								5,857		(5,857)
Foreign currency translation adjustment		211										193		193		18
Balance at Dec. 31, 2010		551,750		13,323		311,907		35,195		190,933		1,186		552,544		(794)
Balance, shares at Dec. 31, 2010				13,062,500
Net income (loss)		21,038								21,081				21,081		(43)
Transfer to statutory reserve								2,246		(2,246)
Foreign currency translation adjustment		83										44		44		39
Balance at Dec. 31, 2011		572,871		13,323		311,907		37,441		209,768		1,230		573,669		(798)
Balance, shares at Dec. 31, 2011				13,062,500
Net income (loss)	(8,738)	(54,437)								(54,427)				(54,427)		(10)
Transfer to statutory reserve
Foreign currency translation adjustment												(8)		(8)		8
Balance at Dec. 31, 2012	$ 83,217	518,434	$ 2,138	13,323	$ 50,065	311,907	$ 6,010	37,441	$ 24,934	155,341	$ 198	1,222	$ 83,345	519,234	$ (128)	(800)
Balance, shares at Dec. 31, 2012			13,062,500

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flow from operating activities
Net (loss) income	$ (8,738)	(54,437)	21,038	39,695
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities
Loss on disposal of property, plant and equipment	2	10
Loss on goodwill impairment	1,649	10,276
Depreciation of property, plant and equipment	7,818	48,709	43,783	36,731
Amortization of intangible assets	84	524	454	454
Deferred income taxes	(1,240)	(7,727)	165	5,231
Bad debt (recovery) expense	165	1,026	(354)	(266)
Inventory provision			3,533
Changes in operating assets and liabilities
Accounts and bills receivable	5,050	31,460	(26,620)	3,404
Inventories	1,201	7,483	7,270	(7,538)
Advance to suppliers	(1,019)	(6,351)	2,167	(7,018)
Prepaid expenses and other current assets	4,686	29,192	(30,180)	523
Accounts payable	1,538	9,579	5,021	(11,581)
Accrued expenses and other payables	127	789	(7,185)	8,341
Advance from customers	(26)	(162)	(25,415)	24,683
Tax payable	(3,839)	(23,920)	(7,695)	5,917
Net cash provided by (used in) operating activities	7,458	46,451	(14,018)	98,575
Cash flow from investing activities
Purchases of property, plant and equipment	(848)	(5,285)	(35,943)	(2,951)
Restricted cash related to trade finance	12,962	80,752	(100,915)	11,217
Advanced to suppliers - non current	9,229	57,500	(273)	(420)
Amount change in construction in progress	(33,295)	(207,432)	17,806	39,926
Interest capitalization related to CIP	(1,794)	(11,174)
Amount decrease in deposit				4,240
Proceeds from sale of property, plant and equipment	40	250
Net cash (used in) provided by investing activities	(13,706)	(85,389)	(119,325)	52,012
Cash flow from financing activities
Principal payments of short-term bank loans	(27,046)	(168,501)	(142,000)	(11,179)
Proceeds from short-term bank loans	17,656	110,000	148,501	5,000
Change in notes payable	6,147	38,299
Proceeds from sale-leaseback equipment	3,210	20,000
Net cash (used in) provided by financing activities	(33)	(202)	6,501	(6,179)
Effect of foreign exchange rate changes	67	(26)	(213)	16
Net (decrease) increase in cash and cash equivalent	(6,214)	(39,166)	(127,055)	144,424
Cash and cash equivalent
At beginning of period/year	7,018	44,172	171,227	26,804
At end of period/year	804	5,006	44,172	171,227
SUPPLEMENTARY DISCLOSURE:
Interest paid	1,794	11,174	10,227	8,846
Income tax paid			9,654	3,658
SUPPLEMENTARY SCHEDULE OF NONCASH INVESTING AND FINANCIAL ACTIVITIES:
Account payable for plant and equipment:	964	6,003	1,730
Obligations for acquired equipment under capital lease:	$ 3,210	20,000

Principal Activities and Reorganization	12 Months Ended
Dec. 31, 2012
Principal Activities and Reorganization [Abstract]
Principal Activities and Reorganization

(1) Principal Activities and Reorganization

Fuwei Films (Holdings) Co., Ltd and its subsidiaries (the "Company" or the "Group") are principally engaged in the production and distribution of BOPET film, a high quality plastic film widely used in packaging, imaging, electronics, electrical and magnetic products in the People's Republic of China (the "PRC"). The Company is a holding company incorporated in the Cayman Islands, established on August 9, 2004 under the Cayman Islands Companies Law as an exempted company with limited liability. The Company was established for the purpose of acquiring shares in Fuwei (BVI) Co., Ltd ("Fuwei (BVI)"), an intermediate holding company established for the purpose of acquiring all of the ownership interest in Fuwei Films (Shandong) Co., Ltd.

On April 23, 2009, Fuwei Films USA, LLC was set up and co-invested by Fuwei Films (Holdings) Co., Ltd. and Newell Finance Management Co., Ltd. Fuwei Films USA, LLC has a registered capital of US$10 and total investment amount of US$100. Fuwei Films (Holdings) Co., Ltd. and Newell Finance Management Co., Ltd. own 60% and 40% of the total shares of Fuwei Films USA, LLC, respectively.

On May 9 and 17, 2011, the Company received two notifications from the Weifang State-Owned Assets Operation Administration Company, a wholly-owned subsidiary of Weifang State-Owned Asset Management and Supervision Committee (the "Administration Company"), regarding the transfer of the Company stock previously controlled by the Company's major shareholders. As a result of the transfer, and based on information provided by the Administration Company, the Company believes that 65.45% of its outstanding ordinary shares are controlled indirectly by the Administration Company and the sole director of each of the intermediate holding companies, Mr. Zheng Min.

Basis of Presentation	12 Months Ended
Dec. 31, 2012
Basis of Presentation [Abstract]
Basis of Presentation

(2) Basis of Presentation

The Group's consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

This basis of accounting differs in certain material respects from that used in the preparation of the books of account of Shandong Fuwei, the Company's principal subsidiary, which are prepared in accordance with the accounting principles and the relevant financial regulations applicable to enterprises limited by shares as established by the Ministry of Finance of the PRC ("PRC GAAP"), the accounting standards used in the country of its domicile. The accompanying consolidated financial statements reflect necessary adjustments not recorded in the books of account of the Company's subsidiaries to present them in conformity with U.S. GAAP.

Summary of Significant Accounting Policies and Practices	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies and Practices [Abstract]
Summary of Significant Accounting Policies and Practices

(3) Summary of Significant Accounting Policies and Practices

(a) Principles of Consolidation

The consolidated financial statements include the financial statements of the Company and its three subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

(b) Foreign Currency Transactions

The Group's reporting currency is the Chinese Yuan ("Renminbi" or "RMB").

The Company and Fuwei (BVI) operate in Hong Kong as investment holding companies and their financial records are maintained in Hong Kong dollars, being the functional currency of these two entities. Fuwei US company, the wholly owned subsidiaries of the company, their financial records are maintained in US dollars. Assets and liabilities are translated into RMB at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and income, expenses, and cash flow items are translated using the average rate for the period. The translation adjustments are recorded in accumulated other comprehensive income in the statements of equity.

Transactions denominated in currencies other than RMB are translated into RMB at the exchange rates quoted by the People's Bank of China (the "PBOC") prevailing at the dates of transactions. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the PBOC at the balance sheet dates. The resulting exchange differences are recorded in the statements of operations.

Commencing from July 21, 2005, the PRC government moved the RMB into a managed floating exchange rate regime based on market supply and demand with reference to a basket of currencies.

For the convenience of the readers, the 2012 RMB amounts included in the accompanying consolidated financial statements in our annual report has been translated into U.S. dollars at the rate of US$1.00 = RMB 6.2301, being the noon buy rate for U.S. dollars in effect on December 31, 2012 in the City of New York for cable transfer in RMB per U.S. dollar as certified for custom purposes by the Federal Reserve Bank. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollar at that rate or at any other certain rate on December 31, 2012, or at any other date.

RMB is not fully convertible into foreign currencies. All foreign exchange transactions involving RMB must take place either through the PBOC or other institutions authorized to buy and sell foreign currency. The exchange rate adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC which are determined largely by supply and demand.

(c) Cash and Cash Equivalents and Restricted Cash

For statements of cash flow purposes, the Company considers all cash on hand and in banks, including accounts in book overdraft positions, certificates of deposit and other highly-liquid investments with maturities of three months or less, when purchased, to be cash and cash equivalents.

As of December 31, 2012 and 2011, there were cash and cash equivalents of RMB5,006 (US$804) and RMB44,172, respectively.

As of December 31, 2012 and 2011, there were restricted cash of RMB21,457 (US$3,444) and RMB102,212, respectively, as deposit in bank for letters of credit and banker's acceptance bill as well as a frozen amount up to RMB770 related to a lawsuit.

(d) Trade Accounts Receivable

Trade accounts receivable are recorded at the invoiced amount after deduction of trade discounts, value added taxes and allowances, if any, and do not bear interest. The allowance for doubtful accounts is the Group's best estimate of the amount of probable credit losses in the Group's existing accounts receivable. The Group determines the allowance based on historical write-off experience, customer specific facts and economic conditions.

The Group reviews its allowance for doubtful accounts monthly. Past due balances over 90 days and over a specified amount are reviewed individually for collectibility. All other balances are reviewed on a pooled basis by aging of such balances. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

(e) Inventories

Inventories are stated at the lower of cost or market value as of balance sheet date. Inventory valuation and cost-flow is determined using Moving Weighted Average Method basis. The Group estimates excess and slow moving inventory based upon assumptions of future demands and market conditions. If actual market conditions are less favorable than projected by management, additional inventory write-downs may be required. Cost of work in progress and finished goods comprises direct material, direct production cost and an allocated portion of production overheads based on normal operating capacity.

(f) Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation.

Depreciation on property, plant and equipment is calculated on the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the assets as follows:

Years
Buildings and improvements	25 - 30
Plant and equipment	10 - 15
Computer equipment	5
Furniture and fixtures	5
Motor vehicles	5

Depreciation related to abnormal amounts from idle capacity is charged to cost of goods sold for the period incurred. Total depreciations for the years ended December 31, 2012, 2011 and 2010 were RMB48,709 (US$7,818), RMB43,783 and RMB36,731 respectively, of which 86.1%, 84.6% and 90.1% was recorded in cost of goods sold and 13.9%, 15.4% and 9.9% was recorded in administrative and selling expenses, respectively.

Construction in progress represented capital expenditure in respect of the BOPET productions line. No depreciation is provided in respect of construction in progress.

(g) Leased Assets

An arrangement, comprising a transaction or a series of transactions, is or contains a lease if the Group determines that the arrangement conveys a right to use a specific asset or assets for an agreed period of time in return for a payment or a series of payments. Such a determination is made based on an evaluation of the substance of the arrangement and is regardless of whether the arrangement takes the legal form of a lease.

Classification of assets leased to the Group. Assets that are held by the Group under leases which transfer to the Group substantially all the risks and rewards of ownership are classified as being held under capital leases. Leases which do not transfer substantially all the risks and rewards of ownership to the Group are classified as operating leases.

Assets acquired under capital leases. Where the Group acquires the use of assets under capital leases, the amounts representing the fair value of the leased asset, or, if lower, the present value of the minimum lease payments, of such assets are included in property, plant and equipment and the corresponding liabilities, net of finance charges, are recorded as obligations under capital leases. Depreciation is provided at rates which write off the cost or valuation of the assets over the term of the relevant lease or, where it is likely the Group will obtain ownership of the asset, the life of the asset. Finance charges implicit in the lease payments are charged to the consolidated income statement over the period of the leases so as to produce an approximately constant periodic rate of charge on the remaining balance of the obligations for each accounting period. Contingent rentals are charged to the consolidated income statement in the accounting period in which they are incurred.

Operating lease charges. Where the Group has the use of assets held under operating leases, payments made under the leases are charged to the consolidated income statement in equal installments over the accounting periods covered by the lease term, except where an alternative basis is more representative of the pattern of benefits to be derived from the leased asset. Lease incentives received are recognized in the consolidated income statement as an integral part of the aggregate net lease payments made. Contingent rentals are charged to the consolidated income statement in the accounting period in which they are incurred.

Sale and leaseback transactions. Gains or losses on equipment sale and leaseback transactions which result in capital leases are deferred and amortized over the terms of the related leases. Gains or losses on equipment sale and leaseback transactions which result in operating leases are recognized immediately if the transactions are established at fair value. Any loss on the sale perceived to be a real economic loss is recognized immediately. However, if a loss is compensated for by future rentals at a below-market price, then the artificial loss is deferred and amortized over the period that the equipment is expected to be used. If the sale price is above fair value, then any gain is deferred and amortized over the useful life of the assets.

(h) Lease Prepayments

Lease prepayments represent the costs of land use rights in the PRC. Land use rights are carried at cost and charged to expense on a straight-line basis over the respective periods of rights of 30 years. The current portion of lease prepayments has been included in prepayments and other receivables in the balance sheet.

(i) Intangible Assets

The Group acquired a trademark for use in the production and distribution of plastic flexible packaging materials. The trademark is carried at cost less accumulated amortization. Amortization expense is recognized on the straight-line basis over the estimated useful life of 5 years of the trademark.

Given the environment in which the Group currently operates, it is reasonably possible that the estimated economic useful life of the asset or the Group's estimate that it will recover its carrying amount from future operations could change in the future.

(j) Goodwill

Goodwill represents the excess of purchase price and related costs over the value assigned to the net tangible and identifiable intangible assets of businesses acquired. Goodwill is not amortized but is tested for impairment annually, or when circumstances indicate a possible impairment may exist. Impairment testing is performed at a reporting unit level. An impairment loss generally would be recognized when the carrying amount of the reporting unit exceeds the fair value of the reporting unit, with the fair value of the reporting unit determined using a discounted cash flow (DCF) analysis. A number of significant assumptions and estimates are involved in the application of the DCF analysis to forecast operating cash flows, including the discount rate, the internal rate of return, and projections of realizations and costs to produce. Management considers historical experience and all available information at the time the fair values of its reporting units are estimated.

(k) Impairment of Long-lived Assets

The Company recognizes an impairment loss when circumstances indicate that the carrying value of long-lived assets with finite lives may not be recoverable. Management's policy in determining whether an impairment indicator exists, a triggering event, comprises measurable operating performance criteria at an asset group level as well as qualitative measures. If an analysis is necessitated by the occurrence of a triggering event, the Company uses assumptions, which are predominately identified from the Company's strategic long-range plans, in determining the impairment amount. In the calculation of the fair value of long-lived assets, the Company compares the carrying amount of the asset group with the estimated future cash flows expected to result from the use of the assets. If the carrying amount of the asset group exceeds the estimated expected undiscounted future cash flows, the Company measures the amount of the impairment by comparing the carrying amount of the asset group with their estimated fair value. We estimate the fair value of assets based on market prices (i.e., the amount for which the asset could be bought by or sold to a third party), when available. When market prices are not available, we estimate the fair value of the asset group using discounted expected future cash flows at the Company's weighted-average cost of capital. Management believes its policy is reasonable and is consistently applied. Future expected cash flows are based upon estimates that, if not achieved, may result in significantly different results. No impairment was determined to exist as of December 31, 2012 and 2011.

(l) Revenue Recognition

Sales of plastic flexible packaging materials are reported, net of value added taxes ("VAT"), sales returns, trade discounts. The standard terms and conditions under which the Group generally delivers allow a customer the right to return product for refund only if the product does not conform to product specifications; the non-conforming product is initially identified by customer, and the customer notifies the Group about the situation. After receiving the Group's permission, the non-conforming product may be returned for replacement or refund. The Group recognizes revenue when products are delivered and the customer takes ownership and assumes risk of loss, collection of the relevant receivable is probable, persuasive evidence of an arrangement exists and the sale price is fixed or determinable.

In the PRC, VAT of 17% on invoice amount is collected in respect of the sales of goods on behalf of tax authorities. The VAT collected is not revenue of the Group; instead, the amount is recorded as a liability on the consolidated balance sheet until such VAT is paid to the authorities.

(m) Research and Development Costs

Research and development expenditures are expensed as incurred. Research and development costs amounted to RMB9,617 (US$1,544), RMB10,159 and RMB8,058 for the year ended December 31, 2012, 2011 and 2010 and such costs were recorded in administrative expenses.

(n) Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

(o) Earnings per Share

Basic earnings per share is computed by dividing net earnings by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is calculated by dividing net earnings by the weighted average number of ordinary and dilutive potential ordinary shares outstanding during the year. Diluted potential ordinary shares consist of shares issuable pursuant to stock option plan.

(p) Use of Estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management of the Group to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews its estimates and assumptions including those related to the recoverability of the carrying amount and the estimated useful lives of long-lived assets, valuation allowances for accounts receivable and realizable values for inventories. Changes in facts and circumstances may result in revised estimates.

(q) Noncontrolling interest

Non-controlling interest represents the portion of equity that is not attributable to the Company. The net income (loss) attributable to noncontrolling interests are separately presented in the accompanying statements of income and other comprehensive income. Losses attributable to noncontrolling interests in a subsidiary may exceed the interest in the subsidiary's equity. The related noncontrolling interest continues to be attributed its share of losses even if that attribution results in a deficit of the noncontrolling interest balance.

(r) Segment Reporting

The Group uses the "management approach" in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group's chief operating decision maker for making operating decisions and assessing performance as the source for determining the Group's reportable segments. Management, including the chief operating decision maker, reviews operating results solely by monthly revenue of BOPET film (but not by sub-product type or geographic area) and operating results of Shandong Fuwei, the operating subsidiary in the PRC. As such, the Group has determined that the Group has a single operating segment.

(s) Contingencies

In the normal course of business, the Group is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, including among others, product liability. The Group recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments including past history and the specifics of each matter. As of December 31, 2012 and 2011, the balance of predicted liability was RMB830 (US$133) and RMB0, respectively, which was estimated liability related to our defective products and included in accrued expenses and other payables as current liabilities on balance sheets.

(t) Reclassification

Certain reclassifications have been made to the fiscal year 2012 and 2011 consolidated financial statements to conform to the fiscal 2012 consolidated financial statement presentation. These reclassifications had no effect on net loss or cash flows as previously reported.

(u) Going Concern Matters

The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles which contemplate continuation of the company as a going concern. However, as of December 31, 2012, the Company had a working capital deficiency of RMB78,007 (US$12,521) and accumulated deficit of RMB54,437 (US$8,738) from net losses incurred during the year of 2012. Confronted with the fierce competition in the BOPET industry in China, the Company may still witness losses over the next twelve months. The ability of the Company to operate as a going concern depends upon its ability to obtain outside sources of working capital and/or generate positive cash flow from operations. The Company accordingly has developed an outside financing plan to meet the need of working capital for our operation or debts. At the same time, the Company will continue implementing cost reductions on both manufacturing costs and operating expenses to improve profit margins. The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might result should the Company be unable to continue as a going concern.

(v) Recently Issued Accounting Standards

In February 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2013-02, which requires entities to present information about significant items reclassified out of accumulated other comprehensive income (loss) by component either on the face of the statement where net income is presented or as a separate disclosure in the notes to the financial statements. This ASU is effective for the Company in the first quarter of fiscal 2014. We do not expect the adoption will have a significant impact on our consolidated financial statements.

In July 2012, the FASB issued ASU 2012-02, which amends how companies test for impairment of indefinite-lived intangible assets. The new guidance permits a company to assess qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount as a basis for determining whether it is necessary to perform the annual impairment test. The ASU is effective for the Company in the first quarter of fiscal 2014. We do not expect the adoption will have a significant impact on our consolidated financial statements.

Accounts and Bills Receivable, net	12 Months Ended
Dec. 31, 2012
Accounts and Bills Receivable, net [Abstract]
Accounts and Bills Receivable, net

(4) Accounts and Bills Receivable, net

Accounts receivable consisted of the following:

	December 31, 2012		December 31, 2011
	RMB	US$	RMB
Accounts receivable	11,943	1,917	16,213
Less: Allowance for doubtful accounts	(1,196)	(192)	(1,785)
	10,747	1,725	14,428

Bills receivable	10,840	1,740	38,029
	21,587	3,465	52,457

An analysis of the allowance for doubtful accounts for 2012, 2011 and 2010 is as follows:

	December 31, 2012		December 31, 2011	December 31, 2010
	RMB	US$	RMB	RMB
Balance at beginning of year	1,785	287	2,140	2,259
Bad debt (recovery) expense	(589)	(95)	(355)	(119)
Write-offs	-	-	-	-

Balance at end of year	1,196	192	1,785	2,140

The Group has a credit policy in place and the exposure to credit risk is monitored on an ongoing basis. Credit evaluations are performed on all customers requiring credit over a certain amount. These receivables are due within 7 to 90 days from the date of billing. Normally, the Group does not obtain collateral from customers.

Inventories	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Inventories

(5) Inventories

Inventories consisted of the following:

	December 31,2012		December 31,2011
	RMB	US$	RMB
Raw materials	19,081	3,063	16,174
Work-in-progress	3,095	497	2,727
Finished goods	17,507	2,810	28,150
Consumables and spare parts	719	115	834
Allowance for obsolescence	(6,111)	(981)	(6,111)
	34,291	5,504	41,774

Prepayments and Other Receivables	12 Months Ended
Dec. 31, 2012
Prepayments and Other Receivables [Abstract]
Prepayments and Other Receivables

(6) Prepayments and Other Receivables

Prepayments and other receivables consisted of the following:

	December 31,2012		December 31,2011
	RMB	US$	RMB
Prepayments	627	100	842
Other receivables	25,547	4,101	30,330
	26,174	4,201	31,172

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

(7) Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	December 31, 2012		December 31,2011
	RMB	US$	RMB
Buildings	46,280	7,428	45,339
Plant and equipment	453,518	72,795	450,442
Computer equipment	2,056	330	2,170
Furniture and fixtures	9,027	1,449	8,247
Motor vehicles	2,094	336	2,358
	512,975	82,338	508,556
Less: accumulated depreciation	(279,640)	(44,885)	(231,437)
	233,335	37,453	277,119

All of the Group's buildings are located in the PRC. As of December 31, 2012 and 2011, property, plant and equipment plus land use rights with carrying value totaling RMB231,501 (US$37,158) and RMB275,373 respectively were pledged to banks as collateral for short-term bank loans and credit limits (see Notes 12).

Construction-in-progress represents capital expenditure in respect of the BOPET production line. Interest expense amounting to RMB11,174 (US$1,794) was capitalized to increase carrying value of the third line project in 2012. There was no interest capitalization during the years ended December 31, 2011 and 2010, respectively.

Lease Prepayments	12 Months Ended
Dec. 31, 2012
Lease Prepayments [Abstract]
Lease Prepayments

(8) Lease Prepayments

The balance represents the lease prepayments of land use rights of the Group as follows:

	December 31,2012		December 31,2011
	RMB	US$	RMB
Non-current portion	19,523	3,134	20,047
Current portion - amount charged to expense next year	454	73	454
	19,977	3,207	20,501

As of December 31, 2012, total prepaid land use rights were pledged to banks as collateral for short-term bank loans and credit limit in bank (see Note 12).

Land use rights amortization for the year ended December 31, 2012, 2011 and 2010 were RMB454 (US$73), RMB454 and RMB454, respectively.

As of December 31, 2012, prepaid land use rights of the Group included certain parcels of land located in Weifang City, Shandong Province, the PRC, with a net book value of RMB19,977 (US$3,207). The land use rights for land with area of approximately 43,878 square meters, 5,279 square meters and 25,094 square meters will expire in November 2050, May 2053 and February 2055, respectively.

Advance to suppliers	12 Months Ended
Dec. 31, 2012
Advance to suppliers [Abstract]
Advance to suppliers

(9) Advance to suppliers

Historically, we have significant working capital commitments because suppliers of PET resin and additives -based raw materials require us to make prepayments in advance of shipment. Besides, we may make prepayments related to some equipment purchases based on arrangement of contract. Our prepayments to suppliers were recorded either as advances to suppliers, if they are expected to be utilized within 12 months as of balance sheet date, or as long-term prepayments, which was included in the line item "advance to suppliers -long term" in our consolidated balance sheet, if they represented the portion expected to be utilized after 12 months. As of December 12, 2012 and 2011, the current portion of advance to suppliers was RMB13,543 (US$2,174) and RMB8,808, respectively. The noncurrent portion of advance to suppliers was RMB5,299 (US$851) and RMB62,799, net of allowance for bad debts of RMB1,616 (US$259) and RMB 0, respectively, as of December 31, 2012 and 2011.

Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill [Abstract]
Goodwill

(10) Goodwill

Goodwill was generated from our acquisition of Shandong Fuwei in October 2004, which is not deductible for tax purposes but attributable to the development potential of business acquired. We test goodwill for impairment annually on December 31 using an income approach to measure implied fair value of goodwill. Due to the deterioration in market conditions resulting in decreased average selling prices of our BOPET products, which was primarily experienced in 2012, our total revenue and gross margin severely decreased. We performed a two-step goodwill impairment test as of December 31, 2012. The first step compared the fair value of Shandong Fuwei, one of our reporting units, to its carrying amount, including goodwill. Since the result of the first step indicated that there would be impairment, the second step was performed by comparing the implied fair value of goodwill to the carrying value of the reporting unit's goodwill, which applied a discounted cash flow approach. Base on the impairment test result, we fully impaired the goodwill of RMB10,276 (US$1,649) in 2012. No impairment of goodwill was recorded in 2011. As of December 31, 2012 and 2011, goodwill was RMB0 (US$0) and RMB10,276, respectively.

Long-term Deposit	12 Months Ended
Dec. 31, 2012
Long Term Deposit [Abstract]
Long-term Deposit

(11) Long-term Deposit

On January 20, 2008, Shandong Fuwei signed a "Letter of Intent of Joyinn Capital Increase and Share Expansion" ("LOI") with Joyinn Hotel Investment & Management Co., Ltd. ("Joyinn") and the Shareholder of Joyinn. Joyinn is a legal company of limited liability that registered on May 19, 2006 in Beijing, with registered capital of RMB50,000 (US$6,236).

According to the LOI, Shandong Fuwei deposited RMB 26,000 (half of the would-be added register capital of RMB52,000), to Joyinn as the prepayment as of June 30, 2008. The prepayment to Joyinn will be regarded as investment payment after all parties enter into the final capital increase and shares expansion agreement during the effective term of this LOI. A share pledging agreement was entered into subsequently on April 9, 2008 between Shandong Fuwei and Shandong Xinmeng Investment Co., Ltd ("Pledger"), which holds 97.6% shares of Joyinn. The Pledger agreed to pledge its 52% interest in Joyinn, as a guarantee to the prepayment on the newly increased register capital made by Shandong Fuwei to Joyinn. Based on the mutual supplementary agreement signed in June 2008, the prepayment was decreased by RMB5,000 and returned to the Company on June 18, 2008.

On June 23, 2009, Shandong Fuwei and the Pledger, the major shareholder of Joyinn, agreed that the Pledger would pledge another 19% of its interest in Joyinn in addition to the previous pledge of 52% interest in Joyinn as a guarantee to the prepayment on the newly increased register capital made by Shandong Fuwei to Joyinn. As a result, the Pledger's percentage of pledged interest in Joyinn increased from 52% to 71%. In the year 2010, the Company impaired the deposit amount by RMB4,240 (US$681). The impairment was determined based on an independent appraisal study.

On July 14, 2009, Shandong Fuwei and Joyinn signed "Supplementary Agreement of Letter of Intent of Joyinn Capital Increase and Share Expansion" which extends the duration of former agreement to two (2) years that is, Fuwei has the option right to determine to continue or withdraw the investment prior to January 14, 2010, the expiration date of the agreement.

Upon the expiration of the Supplementary Agreement on January 14, 2010, Shandong Fuwei and the Pledger entered into an agreement pursuant to which the Pledger agreed to transfer a 71% interest in Joyinn to Shandong Fuwei. The transaction is subject to the approval of the authority body of both parties.

On March 9, 2012, Shandong Fuwei and the Pledger agreed that prior to the approval of the foregoing share transfer, all the related agreements and share pledge terms and conditions will remain in full force and effect.

The Pledger's percentage of Joyinn was transferred to Weifang State-Owned Assets Operation Administration Company (the "Administration Company") according to the court order. On December 10, 2012, Shandong Fuwei entered into a Share Pledge Agreement with the major shareholder of Joyinn - the Administration Company, in which the Administration Company agreed all the terms and conditions in LOI and its Supplementary Agreement. The Administration Company, as the new Pledger, agreed to increase the pledged interest by 16.8% to 87.8%.

As of December 31, 2012 and 2011 the total amount of the deposit was RMB16,760 (US$2,690) and RMB16,760, respectively.

Short-Term and Long-Term Bank Loans	12 Months Ended
Dec. 31, 2012
Short-term and Long-term Bank Loans [Abstract]
Short-term and Long-term Bank Loans

(12) Short-term and Long-term Bank Loans

	Interest rate	December 31,2012		December 31,2011
Lender	per annum	RMB	US$	RMB
SHORT-TERM LOANS
Bank of Communications Co., Ltd.
- May 25, 2011 to May 7, 2012	7.87%	-	-	30,000
- May 25, 2011 to May 14, 2012	7.87%	-	-	35,000
- May 25, 2011 to May 21, 2012	7.87%	-	-	35,000
- May 30, 2011 to April 17, 2012	7.87%	-	-	30,000
- April 26, 2011 to April 25, 2012	4.27%	-	-	18,501
- May 11, 2012 to May 7, 2013	7.87%	10,000	1,605	-
- May 8, 2012 to April 5, 2013	7.87%	30,000	4,815	-
- May 9, 2012 to April 15, 2013	7.87%	35,000	5,618	-
- May 9, 2012 to April 26, 2013	7.87%	35,000	5,618	-

Bank of Weifang
- January 16, 2009 to January 12, 2012	0.00%	-	-	10,000
- January 13, 2010 to January 12, 2012	0.00%	-	-	10,000

Weifang Dongfang State-owned Assets Management Co., Ltd.
- October 19, 2009 to October 18, 2017	6.35%	10,000	1,605	10,000
		120,000	19,261	178,501
Less: amounts classified as short-term		(110,000)	(17,656)	(168,501)
		10,000	1,605	10,000

Notes:

The Company has entered into five loan agreements with commercial banks to finance its working capital, R&D investment and construction. The weighted average interest rate of short-term bank loans outstanding as of December 31, 2012 and 2011 was 7.66% and 5.77% per annum, respectively.

The principal amounts of the above short-term loans are repayable at the end of the loan period.

The Company obtained five short-term loans from Bank of Communications Co., Ltd. on May 8, 2012, May 9, 2012 and May 11, 2012, for a total amount of RMB120,000 (US$19,261), including: (i) RMB30,000 (US$4,815) on May 8, 2012, maturing on April 5, 2013; (ii) two bank loans each for the amount of RMB35,000 (US$5,618) on May 9, 2012, maturing on April 15, 2013 and April 26, 2013, respectively; and (iii) two bank loans each for the amount of RMB10,000 (US$1,605) on May 11, 2012, maturing on December 26, 2012 and May 7, 2013, respectively. The annual interest rate of the new bank loans has increased by 20% compared with the benchmark interest rate announced by the People's Bank of China on the date when the loan was credited to our bank account. As of December 31, 2012, the new loan annual interest rate is 7.87%. We made two payments, each for the amount of RMB30,000 (US$4,815) and one payment of RMB18,501 (US$2,970) to Bank of Communications Co., Ltd. in April 2012. We paid off three short-term loans to Bank of Communications Co., Ltd. in May 2012, each for the amount of RMB30,000 (US$4,815), RMB35,000 (US$5,618) and RMB35,000 (US$5,618), respectively. We made a payment of RMB10,000 (US$1,605) to Bank of Communications Co., Ltd. in December 2012. As of December 31, 2012 and 2011, the balance of short-term loans was RMB110,000 (US$17,656) and RMB168,501, respectively.

On November 20, 2009, we signed a long-term loan agreement of RMB10,000 (US$1,605) with Weifang Dongfang State-owned Assets Management Co., Ltd., with an eight-year loan term, which became effective on October 19, 2009 and will expire on October 18, 2017. From 2015 to 2016, the Company will make principal installment payments of RMB3,350 (US$538) per year with the remaining principal balance of RMB3,300 (US$530) due in 2017. The annual interest rate for the loan is the benchmark interest rate for over five-year loans announced by the People's Bank of China reduced by 10% and the applicable annual interest rate for the period ended December 31, 2012 is 6.35%. The loan is guaranteed by Shandong Deqin Investment& Guarantee Co., Ltd. and is used for our projects.

Bank loans outstanding, which are all denominated in Renminbi, are secured and guaranteed as follows:

	December 31,2012		December 31,2011	December 31,2010
Secured by:	RMB	US$	RMB	RMB
Property plant and equipment, Land use right	110,000	17,656	150,000	162,000
Bills receivable	-	-	-	-
Guarantee company	10,000	1,605	10,000	10,000
Restricted cash	-	-	18,501	-
	120,000	19,261	178,501	172,000

Long-term bank loans maturity for the next five years after December 31, 2012 are as follows:

	RMB	US$
Fiscal 2013	-	-
Fiscal 2014	-	-
Fiscal 2015	3,350	538
Fiscal 2016	3,350	538
Fiscal 2017	3,300	530

Notes Payable	12 Months Ended
Dec. 31, 2012
Notes Payable [Abstract]
Notes Payable

(13) Notes Payable

As of December 31, 2012, Shandong Fuwei had banker's acceptances opened with a maturity from three to six months totaling RMB38,299 (US$6,147) for payment in connection with raw materials on a total deposits of RMB19,146 (US$2,592) at SPD Bank.

Notes payable consisted of the following:

Issuing bank	December 31, 2012		December 31, 2011
	RMB	US$	RMB
SPD Bank	38,299	6,147	-
	38,299	6,147	-

Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Payables [Abstract]
Accrued Expenses and Other Payables

(14) Accrued Expenses and Other Payables

Accrued expenses and other payables consisted of the following:

	December 31,2012		December 31,2011
	RMB	US$	RMB
Other payables	6,001	963	5,798
Predicted liability	830	133	-
	6,831	1,096	5,798

As of December 31, 2012 and 2011, the balance of predicted liability was RMB830 (US$133) and RMB0, respectively, which was estimated liability related to our defective products.

Obligations under capital leases	12 Months Ended
Dec. 31, 2012
Obligations under capital leases [Abstract]
Obligations under capital leases

(15) Obligations under capital leases

The Group has commitments under capital lease agreements as for a part of new third production line and associated equipment. The lease has terms of 3 years expiring by the end of December, 2015. As of December 31, 2012, future payments under these capital leases are as follows:

	December 31,2012						December 31,2011
	RMB	US$	RMB	US$	RMB	US$	RMB	RMB	RMB
	Present value of the minimum lease payments		Total minimum lease payments		Interest		Present value of the minimum lease payments	Total minimum lease payments	Interest

Within 1 year	6,282	1,008	7,287	1,170	1,005	161	-	-	-
After 1 year but within 2 years	6,637	1,065	7,333	1,177	696	112	-	-	-
After 2 years but within 3 years	7,081	1,137	7,332	1,177	251	40	-	-	-
After 3 years	-	-	-		-		-	-	-
	20,000	3,210	21,952	3,524	1,952	313	-	-	-

Less: balance due within one year classified as current liabilities	(6,282)	(1,008)					-
	13,718	2,202					-

Details of obligations under capital leases are as follows:

	December 31,2012	December 31,2011
	RMB	RMB

RMB denominated obligations
Fixed interest rate of 6.49% per annum as of December 31, 2012	20,000	-

	20,000	-

Guarantee deposit of RMB640 (US$103) over the capital leased assets concerned and relevant insurance policies were provided to the lessors as collateral and security. In addition, as is customary in the case of capital leases, the Group's obligations are secured by four related parties (see Notes 21).

Revenues	12 Months Ended
Dec. 31, 2012
Revenues [Abstract]
Revenues

(16) Revenues

The Company's revenue is primarily derived from the manufacture and sale of plastic flexible packaging materials.

During the fiscal year ended December 31, 2012, net revenues were RMB372,866 (US$59,849), compared to RMB537,645 during the same period in 2011, representing a decrease of RMB164,779 or 30.6%, mainly due to the reduction of average sales price by 30.6% and total sales volumes by 0.7%. For further analysis of the factors causing revenue decrease, the reduction of average sales price caused a decrease of RMB160,782 and sales volume factor made a decrease of RMB3,997.

The following table shows the distribution of the Company's revenue by the geographical location of customers, whereas all the Company's assets are located in the PRC:

	December 31, 2012		December 31, 2011	December 31, 2010
	RMB	US$	RMB	RMB
Sales in China	302,290	48,521	392,195	397,781
Sales in other countries (principally Europe, Asia and North America)	70,576	11,328	145,450	103,677

	372,866	59,849	537,645	501,458

Overseas sales were RMB70,576 (US$11,328,) or 18.9% of total revenues, compared with RMB145,450 or 27.1% of total revenues in 2011. The decrease in overseas sales was mainly due to the slow increase in demand from international market and enhanced competition as well as anti-dumping measures taken by the USA and South Korea, which led to decrease in orders from the overseas market and the large decrease of the sales prices compared to the same period of 2011.

The Company's revenue by significant types of films for 2012, 2011 and 2010 was as follows:

	December 31,2012			December 31,2011		December 31,2010
	RMB	US$	% of Total	RMB	% of Total	RMB	% of Total
Stamping and transfer film	202,029	32,428	54.2%	293,768	54.6%	282,033	56.2%
Printing film	42,449	6,814	11.4%	55,218	10.3%	76,720	15.3%
Metallized film	18,886	3,031	5.1%	28,205	5.3%	28,108	5.6%
Specialty film	92,536	14,853	24.8%	140,491	26.1%	87,956	17.5%
Base film for other applications	16,966	2,723	4.5%	19,963	3.7%	26,641	5.4%
	372,866	59,849	100.0%	537,645	100.0%	501,458	100.0%

In 2012, sales of specialty films were RMB92,536 (US$14,853) and 24.8% of our total revenues as compared to RMB140,491 and 26.1% in 2011, which was a decrease of RMB47,955, or 34.1%, as compared to the same period in 2011. The decrease was largely attributable to the decrease in demand and sales prices for films in electronics and high-end packaging.

Depreciation and Amortization	12 Months Ended
Dec. 31, 2012
Depreciation and Amortization [Abstract]
Depreciation and Amortization

(17) Depreciation and Amortization

Depreciation of property, plant and equipment and amortization of intangible asset is included in the following captions:

	December 31,2012		December 31,2011	December 31,2010
	RMB	US$	RMB	RMB
Cost of goods sold	41,918	6,728	36,988	33,154
Selling expenses	59	9	53	51
Administrative expenses	6,732	1,081	6,742	3,526
		-
	48,709	7,818	43,783	36,731

Freight Costs	12 Months Ended
Dec. 31, 2012
Freight Costs [Abstract]
Freight Costs

(18) Freight Costs

The Group records freight costs related to the transporting of the raw materials to the Group's warehouse in cost of raw materials and all other outbound freight costs in selling expenses. For the year ended December 31, 2012, 2011 and 2010, freight costs included in cost of goods sold were RMB2,527 (US$406), RMB2,147 and RMB1,985, respectively, and RMB10,534 (US$1,691), RMB9,771 and RMB10,186, respectively, were included in selling expenses.

Interest Expense	12 Months Ended
Dec. 31, 2012
Interest Expense [Abstract]
Interest Expense

(19) Interest Expense

The Group capitalizes interest expense as a component of the cost of construction in progress. The following is a summary of interest cost incurred during the year ended December 31, 2012, 2011 and 2010:

	December 31,2012		December 31,2011	December 31,2010
	RMB	US$	RMB	RMB
Interest cost capitalized	11,174	1,793	-	-
Interest cost charged to expense	-	-	10,227	8,846
	11,174	1,793	10,227	8,846

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

(20) Income Taxes

Cayman Islands Tax

Under the current Cayman Island laws, the Company is not subject to tax on income or capital gain. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax is imposed.

PRC Tax

Shandong Fuwei, being a Hi-Tech Enterprise in the Weifang Hi-Tech Industrial Zone in Shandong, the PRC, has been granted preferential tax treatments by the Tax Bureau of the PRC. According to the PRC Income Tax Law and various approval documents issued by the Tax Bureau, Shandong Fuwei's profit was taxed at a rate of 15%.

If our subsidiary Shandong Fuwei was not entitled to a reduced enterprise income tax, or EIT, rate of 15% for the year ended December 31, 2012, 2011 and 2010, it would have had an EIT rate of 25%, net income and basic and diluted earnings per share would be reduced by the following amounts:

	2012		2011	2010
	RMB	US$	RMB	RMB
Net income	-	-	(2,499)	(5,075)
Earnings per share
- Basic	-	-	(0.19)	(0.39)
- Diluted	-	-	(0.19)	(0.39)

The Group had minimal operations in jurisdictions other than the PRC. Net income (loss) before income taxes consists of:

	2012		2011	2010
	RMB	US$	RMB	RMB
Cayman Islands	(2,482)	(398)	(2,183)	(14,423)
British Virgin Islands	(3)	(1)	(2)	(2)
PRC	(59,655)	(9,575)	27,285	67,900
U.S.A	(25)	(4)	(107)	(2,721)
	(62,164)	(9,978)	24,993	50,754

The Company has no material unrecognized tax benefit which would favorably affect the income taxes in future periods and does not believe there will be any significant increases or decreases within the next twelve months. No interest or penalties have been accrued at the date of adoption.

Shandong Fuwei was designated as a High-and-New Tech Enterprise in December 2008 and will retain its status as a high-tech enterprise for three years commencing from 2011 enjoying a favorable corporate tax rate during the term from January 1, 2011 to December 31, 2013 pursuant to the Enterprise Income Tax Law. Accordingly, the deferred taxes as of December 31, 2012 have been calculated employing the statutory rate of Shandong Fuwei of 15%.

Income tax benefit (expense) consists of:

	Current	Deferred	Total
PRC Income tax	RMB	RMB	RMB
Year ended December 31, 2010	(8,427)	(2,632)	(11,059)

Year ended December 31, 2011	(3,790)	(165)	(3,955)

Year ended December 31, 2012	-	7,727	7,727
Year ended December 31, 2012 (US$)	-	1,240	1,240

Income tax expenses reported in the consolidated statements of income differs from the income tax expense amount computed by applying the PRC income tax rate of 15% (the statutory tax rate of the Company's principal subsidiary) for the year ended December 31, 2012, 2011 and 2010 for the following reasons:

	2012		2011	2010
	RMB	US$	RMB	RMB
Income (loss) before income taxes	(62,164)	(9,978)	24,993	50,754

Computed "expected" tax expense	-	-	(6,604)	(13,275)
Non-deductible expenses	-	-	(767)	4,425
Non-taxable income	-	-	940	(1,965)
Tax holiday	-	-	2,641	8,850
Tax effect of deferred tax and tax rates differential	7,727	1,240	(165)	(9,094)

Actual income tax benefit (expense)	7,727	1,240	(3,955)	(11,059)

Tax effects of temporary differences that give rise to significant portions of the deferred tax assets (liabilities) as of December 31, 2012 and 2011 are presented below.

	December 31,2012		December 31,2011
	RMB	US$	RMB
Current
Accounts receivable	179	29	268
Other receivables	636	102	-
Inventory impairment	917	147	917
Estimated Loss due to Product Warranty	125	20	124
	1,857	298	1,309
Non-current
Property, plant and equipment, principally due to differences in depreciation	1,481	238	1,622
Construction in progress, principally due to capitalized interest	(3,093)	(497)	(1,417)
Lease prepayments, principally due to differences in charges	(383)	(61)	(394)
Allowance for advanced to supplier-long term	242	39	-
Net loss carryforward	8,743	1,403	-
	6,990	1,122	(189)
Net deferred income tax assets	8,847	1,420	1,120

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Considering the level of historical performance of Shandong Fuwei, management believes the deferred tax assets are realizable.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

(21) Related Party Transactions

Name of party	Relationship

Shandong Baorui Investment Co., Ltd ("Shandong Baorui")	Former shareholder (10%) of Shandong Fuwei. Shandong Baorui is 22.1% owned by the Group Founders.

Shenghong Group Co., Ltd ("Shenghong Group")	Former shareholder (90%) of Shandong Fuwei.

Shandong Neo-Luck Plastic Co., Ltd ("Shandong Neo-Luck")	The Group Founders' former employer previously engaged in the business of BOPET film production.

Weifang Neo-Luck (Group) Co., Ltd ("Weifang Neo-Luck Group")	Major shareholder (59%) of Shandong Neo-Luck. One of the directors of the Company was the general manager of Weifang Neo-Luck Group prior to joining the Company in April 2005.

Weifang State-Owned Assets Operation Administration Company (the "Administration Company")	Shareholder of the Company (65.45%)

Everise Investment Management Co., Ltd.	Owned by the Management of the Company

Beijing Shiweitong Technology Development Co., Ltd.	Subsidiary of Weifang State-Owned Assets Operation Administration Company

Joyinn Hotel Investment & Management Co., Ltd.	Subsidiary of Weifang State-Owned Assets Operation Administration Company

As of December 31, 2012, the balance due from Joyinn Hotel Investment & Management Co., Ltd. was RMB21,000 (US$3,371). The background of the long term deposit is disclosed in Notes 11.

Obligations under sale-leaseback transaction amounting to RMB20,000 (US$3,210) were guaranteed by Weifang State-Owned Assets Operation Administration Company, Beijing Shiweitong Technology Development Co., Ltd., Fuwei Films (Holdings) Co., Ltd., and Fuwei Films (BVI) Co., Ltd., respectively.

Pension Plan	12 Months Ended
Dec. 31, 2012
Pension Plan [Abstract]
Pension Plan

(22) Pension Plan

Pursuant to the relevant PRC regulations, the Group is required to make contributions at a rate of 20% of employees' salaries and wages to a defined contribution retirement scheme organized by the local Social Bureau in respect of the retirement benefits for the Group's employees in the PRC. The total amount of contributions of RMB949(US$152), RMB1,003 and RMB1,057 for the year ended December 31, 2012, 2011 and 2010 respectively, was charged to administrative expenses in the accompanying consolidated statements of income. The Group has no other obligation to make payments in respect of retirement benefits of the employees.

Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments

(23) Fair Value of Financial Instruments

Our accounting for Fair Value Measurement and Disclosures, defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. This topic also establishes a fair value hierarchy which requires classification based on observable and unobservable inputs when measuring fair value. The fair value hierarchy distinguishes between assumptions based on market data (observable inputs) and an entity's own assumptions (unobservable inputs). The hierarchy consists of three levels:

Level one - Quoted market prices in active markets for identical assets or liabilities;

Level two - Inputs other than level one inputs that are either directly or indirectly observable; and

Level three - Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. The Company evaluates its hierarchy disclosures each quarter. The measurement basis used in the preparation of the consolidated financial statements is the historical cost basis except that the following assets and liabilities are stated at their fair value, such as derivative financial instruments and available-for-sale equity securities. The Company had no assets and liabilities measured at fair value on December 31, 2012.

The carrying amount of cash and cash equivalents, trade accounts receivable, prepayments and other receivables, amounts due from related parties, amounts due to related parties, and accrued liabilities and other payables, approximate their fair values because of the short maturity of these instruments.

The carrying amount of bank loans approximate the fair value based on the borrowing rates currently available for bank loans with similar terms and maturity.

Business and Credit Concentrations	12 Months Ended
Dec. 31, 2012
Business And Credit Concentrations [Abstract]
Business and Credit Concentrations

(24) Business and Credit Concentrations

(a) Almost all of the Group's customers are located in the PRC. There is no individual customer with gross revenue more than 10% of total gross revenue during the year ended December 31, 2012, 2011 and 2010.

Each amount due from the following customers represented more than 10% of the outstanding accounts receivable on December 31, 2012 and 2011.

Percentage of accounts receivable outstanding (%)
December 31, 2012
Eternal Electronic Material (Guangzhou) Co., Ltd.	29.5%
Kurz Production (M) SDN BHD MY	11.7%
Celplast Metallized Products Limited	10.6%
Leonhard Kurz Stiftung & Co. KG	10.4%

Percentage of accounts receivable outstanding (%)
December 31, 2011
Eternal Electronic Material (Guangzhou) Co., Ltd.	24.4%
Eternal Photoelectronic Materials (Guangzhou) Co., Ltd.	12.6%
Celplast Metallized Products Limited	11.9%

(b) The Group purchased a significant portion of PET resin required for the production of BOPET film from Sinopec Yizheng Chemical Fibre Company Limited ("Sinopec Yizheng") during the year ended December 31, 2012, 2011 and 2010. The Group believes that there are a limited number of suppliers in the PRC with the ability to consistently supply PET resin that meets the Group's quality standards and requirements. Currently, the Group has an annual supply agreement with Sinopec Yizheng pursuant to which Sinopec Yizheng has agreed to supply fixed quantities of PET resin to the Group on a monthly basis at the prevailing market prices. The terms of such supply agreement are reviewed annually. Although the Group believes that it maintains a good relationship with its major suppliers, there can be no assurance that Sinopec Yizheng will continue to sell to the Group under normal commercial terms as and when needed.

The following are the vendors that supplied10% or more of our raw materials for each of the year ended December 31, 2012, 2011 and 2010:

		Percentage of total purchases (%)
Supplier	Item	2012	2011	2010
Sinopec Yizheng Chemical Fibre Company Limited	PET resin and Additives	36.4	43.8	42.4
Mahongany Joy Investment Ltd	PET resin	9.5	11.1	11.1
Jiangyin Huaxing Compound Co., Ltd.	PET resin	16.5	11.1	11.6

Note: To our knowledge, Mahogany Joy Investments and Jiangying Huaxing Compound are related companies.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies

(25) Commitments and Contingencies

(a) Operating lease commitments

Future minimum lease payments under non-cancelable operating leases as of December 31, 2012 are as follows:

	December 31, 2012
	RMB	US$
Operating lease commitments	355	$57

The Company leases warehouses, staff quarters and offices under operating leases. The leases duration is typically for one to three years, with an option to renew. None of the leases includes contingent rentals.

For the year ended December 31, 2012, 2011 and 2010, total rental expenses for non-cancelable operating leases were RMB383 (US$61), RMB606 and RMB728, respectively.

(b) Capital commitments

Capital commitments for purchase of property, plant and equipment as of December 31, 2012 were RMB23,816 (US$3,823).

(c) Outstanding bills receivable discounted

As of December 31, 2012, the Company had not retained any recourse obligation in respect of bills receivable discounted with and sold to banks.

(d) Legal Proceedings

Shandong Fuwei is currently a party to three legal proceedings in China. From time to time, we may be subject to legal actions and other claims arising in the ordinary course of business.

On June 20, 2012, Shandong Fuwei (the "Plaintiff") filed a lawsuit against one of its clients (the "Defendant") in China over the execution of the Procurement Contract between them in Weifang Kuiwen District People's Court. The first verdict of the lawsuit was announced on October 15, 2012, according to which, the Defendant was determined to pay the Plaintiff an amount of RMB686,190.4 and its interest (for a term from June 20, 2012 to the issuance date of the verdict based on the loan interest rate of the People's Bank of China) as the costs of procurement of goods. The Defendant then filed an appeal in Weifang Intermediate People's Court which was heard on March 5, 2013 and the Court has not announced the verdict yet.

On July 9, 2012, the client filed a lawsuit against Shandong Fuwei over the execution of the Procurement Contract between them in Beijing Daxing District People's Court. Shandong Fuwei raised a jurisdictional objection when filing the pleading and Beijing Daxing District People's Court overruled the objection. Shandong Fuwei filed an appeal against the judgment in the First Intermediate People's Court of Beijing. The appeal was then dismissed on January 23, 2013 and the lawsuit will be heard by Beijing Daxing District People's Court with a claim at RMB953,113 and its interest.

On October 29, 2012, another client of Shandong Fuwei (the "Plaintiff") filed a lawsuit against Shandong Fuwei over the execution of the Procurement Contract between them in Zhejiang Haining People's Court. Shandong Fuwei raised a jurisdictional objection when filing the pleading and Zhejiang Haining People's Court sustained the objection and decided that the lawsuit be heard by Weifang High-Tech District People's Court. The Plaintiff filed an appeal against the judgment in Zhejiang Jiaxing People's Court, The appeal was then dismissed and the plaintiff withdrew its charges against Shandong Fuwei on March 5, 2013. Soon afterwards, on March 20, 2013, the court unfroze an amount of RMB770,000 of Shandong Fuwei's savings, which had been frozen during the hearing of the lawsuit.

Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2012
Earnings (Loss) Per Share [Abstract]
Earnings (Loss) Per Share

(26) Earnings (Loss) Per Share

Basic and diluted earnings per share for the period/year ended December 31, 2012, 2011 and 2010 have been calculated as follows:

	2012		2011	2010
	RMB	US$	RMB	RMB
Net income (loss) available to ordinary shareholders	(54,427)	(8,736)	21,081	40,783

Weighted average number of ordinary shares outstanding	13,062,500	13,062,500	13,062,500	13,062,500

Dilutive effect of share options	-	-	-	-

Diluted weighted average number of ordinary shares outstanding	13,062,500	13,062,500	13,062,500	13,062,500

Basic and diluted earnings (loss) per share	(4.17)	(0.67)	1.61	3.12

Fuwei Films (Holdings) Co., Ltd (Parent Company)	12 Months Ended
Dec. 31, 2012
Fuwei Films (Holdings) Co., Ltd (Parent Company) [Abstract]
Fuwei Films (Holdings) Co., Ltd (Parent Company)

(27) Fuwei Films (Holdings) Co., Ltd. (Parent Company)

Under PRC regulations, the Company's operating subsidiary, Shandong Fuwei may pay dividends only out of its accumulated profits, if any, determined in accordance with the accounting standards and regulations prevailing in the PRC ("PRC GAAP"). In addition, Shandong Fuwei is required to set aside at least 10% of its accumulated profits each year, if any, to fund the statutory general reserve until the balance of the reserve reaches 50% of its registered capital. The statutory general reserve is not distributable in the form of cash dividends to the Company and can be used to make up cumulative prior year losses, if any, and may be converted into share capital by the issue of new shares to shareholders in proportion to their existing shareholdings, or by increasing the par value of the shares currently held by them, provided that the reserve balance after such issue is not less than 25% of the registered capital. Further, Shandong Fuwei is also required to allocate 5% of the profit after tax, determined in accordance with PRC GAAP, to the statutory public welfare fund which is restricted to be used for capital expenditures for staff welfare facilities owned by the Company. The statutory public welfare fund is not available for distribution to equity owners (except in liquidation) and may not be transferred in the form of loans, advances, or cash dividends. As of December 31, 2012, an aggregate amount of RMB37,441 (US$6,010) has been appropriated from retained earnings and set aside for statutory general reserve and public welfare fund, by Shandong Fuwei.

As of December 31, 2012, the amount of restricted net assets of Shandong Fuwei, which may not be transferred to the Company in the form of loans, advances or cash dividends by the subsidiaries without the consent of a third party, was approximately 54% of the Company's consolidated net assets as discussed above. In addition, the current foreign exchange control policies applicable in the PRC also restrict the transfer of assets or dividends outside the PRC.

The following presents condensed unaudited unconsolidated financial information of the Parent Company only.

Condensed unaudited Balance Sheet as of December 31, 2012 and 2011

	2012		2011
	RMB	US$	RMB

Cash and cash equivalents	65	10	121
Other current assets	271,006	43,499	272,537
Investments in subsidiaries	378	61	381

Total assets	271,450	43,571	273,039

Current liabilities	51,842	8,321	49,693
Total shareholders' equity	219,608	35,250	223,346

Total liabilities and shareholders' equity	271,450	43,571	273,039

Condensed unaudited Statements of Operations (For the years ended December 31, 2012, 2011 and 2010)

	2012		2011	2010
	RMB	US$	RMB	RMB

Interest income (expenses)	(13)	(2)	(18)	(12)
General and administrative expenses	(2,468)	(396)	(3,281)	(14,411)
Other income	-	-	1,116	-
Loss before equity in undistributed earnings of subsidiaries	(2,482)	(398)	(2,183)	(14,423)
Equity in earnings of subsidiaries	(51,956)	(8,339)	22,515	58,478

Net income	(54,437)	(8,738)	20,332	44,055

Condensed unaudited Statement of Cash Flows (For the year ended December 31, 2012, 2011 and 2010)

	2012		2011	2010
	RMB	US$	RMB	RMB

Cash flow from operating activities
Net income	(54,437)	(8,738)	20,332	44,055
Adjustment to reconcile net income (loss) to net cash from operating activities:

- Equity in earnings of subsidiaries	51,956	8,339	(22,515)	(58,478)
- Foreign exchange gain	-	-	-	-
Changes in operating assets and liabilities:
- Other current assets	-	-	-	-
- Other current liabilities	61	10	(7,277)	6,139

Net cash provided by operating activities	(2,420)	(389)	(9,460)	(8,284)

Cash flow from financing activities

Payments to related parties	2,365	380	9,493	8,321
Proceeds from related parties	-	-	-	(10)

Effect of exchange	(1)	-	(4)	38

Net cash provided by (used in) financing activities	2,364	380	9,489	8,348

Net increase (decrease) in cash	(56)	(9)	29	64
Cash:
At beginning of year	121	19	92	28
At end of year	65	10	121	92

Unaudited Quarterly Data	12 Months Ended
Dec. 31, 2012
Unaudited Quarterly Data [Abstract]
Unaudited Quarterly Data

(28) Unaudited Quarterly Data

Quarter Ended	March 31		June 30		September 30		December 31		Total
Fiscal year 2012	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$

Revenue	91,011	14,452	92,424	14,548	88,761	14,123	100,670	16,159	372,866	59,849
Gross profit	(3,026)	(480)	1,881	296	866	138	(2,828)	(454)	(3,107)	(499)
Net income	(15,128)	(2,403)	(11,916)	(1,875)	(14,856)	(2,364)	(12,527)	(2,009)	(54,427)	(8,736)
Basic and diluted earnings per share	(1.16)	(0.18)	(0.91)	(0.14)	(1.14)	(0.18)	(0.96)	(0.15)	(4.17)	(0.67)

Summary of Significant Accounting Policies and Practices (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies and Practices [Abstract]
Principles of Consolidation

(a) Principles of Consolidation

The consolidated financial statements include the financial statements of the Company and its three subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Foreign Currency Transactions

(b) Foreign Currency Transactions

The Group's reporting currency is the Chinese Yuan ("Renminbi" or "RMB").

The Company and Fuwei (BVI) operate in Hong Kong as investment holding companies and their financial records are maintained in Hong Kong dollars, being the functional currency of these two entities. Fuwei US company, the wholly owned subsidiaries of the company, their financial records are maintained in US dollars. Assets and liabilities are translated into RMB at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and income, expenses, and cash flow items are translated using the average rate for the period. The translation adjustments are recorded in accumulated other comprehensive income in the statements of equity.

Transactions denominated in currencies other than RMB are translated into RMB at the exchange rates quoted by the People's Bank of China (the "PBOC") prevailing at the dates of transactions. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the PBOC at the balance sheet dates. The resulting exchange differences are recorded in the statements of operations.

Commencing from July 21, 2005, the PRC government moved the RMB into a managed floating exchange rate regime based on market supply and demand with reference to a basket of currencies.

For the convenience of the readers, the 2012 RMB amounts included in the accompanying consolidated financial statements in our annual report has been translated into U.S. dollars at the rate of US$1.00 = RMB 6.2301, being the noon buy rate for U.S. dollars in effect on December 31, 2012 in the City of New York for cable transfer in RMB per U.S. dollar as certified for custom purposes by the Federal Reserve Bank. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollar at that rate or at any other certain rate on December 31, 2012, or at any other date.

RMB is not fully convertible into foreign currencies. All foreign exchange transactions involving RMB must take place either through the PBOC or other institutions authorized to buy and sell foreign currency. The exchange rate adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC which are determined largely by supply and demand.

Cash and Cash Equivalents and Restricted Cash

(c) Cash and Cash Equivalents and Restricted Cash

For statements of cash flow purposes, the Company considers all cash on hand and in banks, including accounts in book overdraft positions, certificates of deposit and other highly-liquid investments with maturities of three months or less, when purchased, to be cash and cash equivalents.

As of December 31, 2012 and 2011, there were cash and cash equivalents of RMB5,006 (US$804) and RMB44,172, respectively.

As of December 31, 2012 and 2011, there were restricted cash of RMB21,457 (US$3,444) and RMB102,212, respectively, as deposit in bank for letters of credit and banker's acceptance bill as well as a frozen amount up to RMB770 related to a lawsuit.

Trade Accounts Receivable

(d) Trade Accounts Receivable

Trade accounts receivable are recorded at the invoiced amount after deduction of trade discounts, value added taxes and allowances, if any, and do not bear interest. The allowance for doubtful accounts is the Group's best estimate of the amount of probable credit losses in the Group's existing accounts receivable. The Group determines the allowance based on historical write-off experience, customer specific facts and economic conditions.

The Group reviews its allowance for doubtful accounts monthly. Past due balances over 90 days and over a specified amount are reviewed individually for collectibility. All other balances are reviewed on a pooled basis by aging of such balances. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Inventories

(e) Inventories

Inventories are stated at the lower of cost or market value as of balance sheet date. Inventory valuation and cost-flow is determined using Moving Weighted Average Method basis. The Group estimates excess and slow moving inventory based upon assumptions of future demands and market conditions. If actual market conditions are less favorable than projected by management, additional inventory write-downs may be required. Cost of work in progress and finished goods comprises direct material, direct production cost and an allocated portion of production overheads based on normal operating capacity.

Property, Plant and Equipment

(f) Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation.

Depreciation on property, plant and equipment is calculated on the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the assets as follows:

Years
Buildings and improvements	25 - 30
Plant and equipment	10 - 15
Computer equipment	5
Furniture and fixtures	5
Motor vehicles	5

Depreciation related to abnormal amounts from idle capacity is charged to cost of goods sold for the period incurred. Total depreciations for the years ended December 31, 2012, 2011 and 2010 were RMB48,709 (US$7,818), RMB43,783 and RMB36,731 respectively, of which 86.1%, 84.6% and 90.1% was recorded in cost of goods sold and 13.9%, 15.4% and 9.9% was recorded in administrative and selling expenses, respectively.

Construction in progress represented capital expenditure in respect of the BOPET productions line. No depreciation is provided in respect of construction in progress.

Leased Assets

(g) Leased Assets

An arrangement, comprising a transaction or a series of transactions, is or contains a lease if the Group determines that the arrangement conveys a right to use a specific asset or assets for an agreed period of time in return for a payment or a series of payments. Such a determination is made based on an evaluation of the substance of the arrangement and is regardless of whether the arrangement takes the legal form of a lease.

Classification of assets leased to the Group. Assets that are held by the Group under leases which transfer to the Group substantially all the risks and rewards of ownership are classified as being held under capital leases. Leases which do not transfer substantially all the risks and rewards of ownership to the Group are classified as operating leases.

Assets acquired under capital leases. Where the Group acquires the use of assets under capital leases, the amounts representing the fair value of the leased asset, or, if lower, the present value of the minimum lease payments, of such assets are included in property, plant and equipment and the corresponding liabilities, net of finance charges, are recorded as obligations under capital leases. Depreciation is provided at rates which write off the cost or valuation of the assets over the term of the relevant lease or, where it is likely the Group will obtain ownership of the asset, the life of the asset. Finance charges implicit in the lease payments are charged to the consolidated income statement over the period of the leases so as to produce an approximately constant periodic rate of charge on the remaining balance of the obligations for each accounting period. Contingent rentals are charged to the consolidated income statement in the accounting period in which they are incurred.

Operating lease charges. Where the Group has the use of assets held under operating leases, payments made under the leases are charged to the consolidated income statement in equal installments over the accounting periods covered by the lease term, except where an alternative basis is more representative of the pattern of benefits to be derived from the leased asset. Lease incentives received are recognized in the consolidated income statement as an integral part of the aggregate net lease payments made. Contingent rentals are charged to the consolidated income statement in the accounting period in which they are incurred.

Sale and leaseback transactions. Gains or losses on equipment sale and leaseback transactions which result in capital leases are deferred and amortized over the terms of the related leases. Gains or losses on equipment sale and leaseback transactions which result in operating leases are recognized immediately if the transactions are established at fair value. Any loss on the sale perceived to be a real economic loss is recognized immediately. However, if a loss is compensated for by future rentals at a below-market price, then the artificial loss is deferred and amortized over the period that the equipment is expected to be used. If the sale price is above fair value, then any gain is deferred and amortized over the useful life of the assets.

Lease Prepayments

(h) Lease Prepayments

Lease prepayments represent the costs of land use rights in the PRC. Land use rights are carried at cost and charged to expense on a straight-line basis over the respective periods of rights of 30 years. The current portion of lease prepayments has been included in prepayments and other receivables in the balance sheet.

Intangible Assets

(i) Intangible Assets

The Group acquired a trademark for use in the production and distribution of plastic flexible packaging materials. The trademark is carried at cost less accumulated amortization. Amortization expense is recognized on the straight-line basis over the estimated useful life of 5 years of the trademark.

Given the environment in which the Group currently operates, it is reasonably possible that the estimated economic useful life of the asset or the Group's estimate that it will recover its carrying amount from future operations could change in the future.

Goodwill

(j) Goodwill

Goodwill represents the excess of purchase price and related costs over the value assigned to the net tangible and identifiable intangible assets of businesses acquired. Goodwill is not amortized but is tested for impairment annually, or when circumstances indicate a possible impairment may exist. Impairment testing is performed at a reporting unit level. An impairment loss generally would be recognized when the carrying amount of the reporting unit exceeds the fair value of the reporting unit, with the fair value of the reporting unit determined using a discounted cash flow (DCF) analysis. A number of significant assumptions and estimates are involved in the application of the DCF analysis to forecast operating cash flows, including the discount rate, the internal rate of return, and projections of realizations and costs to produce. Management considers historical experience and all available information at the time the fair values of its reporting units are estimated.

Impairment of Long-lived Assets

(k) Impairment of Long-lived Assets

The Company recognizes an impairment loss when circumstances indicate that the carrying value of long-lived assets with finite lives may not be recoverable. Management's policy in determining whether an impairment indicator exists, a triggering event, comprises measurable operating performance criteria at an asset group level as well as qualitative measures. If an analysis is necessitated by the occurrence of a triggering event, the Company uses assumptions, which are predominately identified from the Company's strategic long-range plans, in determining the impairment amount. In the calculation of the fair value of long-lived assets, the Company compares the carrying amount of the asset group with the estimated future cash flows expected to result from the use of the assets. If the carrying amount of the asset group exceeds the estimated expected undiscounted future cash flows, the Company measures the amount of the impairment by comparing the carrying amount of the asset group with their estimated fair value. We estimate the fair value of assets based on market prices (i.e., the amount for which the asset could be bought by or sold to a third party), when available. When market prices are not available, we estimate the fair value of the asset group using discounted expected future cash flows at the Company's weighted-average cost of capital. Management believes its policy is reasonable and is consistently applied. Future expected cash flows are based upon estimates that, if not achieved, may result in significantly different results. No impairment was determined to exist as of December 31, 2012 and 2011.

Revenue Recognition

(l) Revenue Recognition

Sales of plastic flexible packaging materials are reported, net of value added taxes ("VAT"), sales returns, trade discounts. The standard terms and conditions under which the Group generally delivers allow a customer the right to return product for refund only if the product does not conform to product specifications; the non-conforming product is initially identified by customer, and the customer notifies the Group about the situation. After receiving the Group's permission, the non-conforming product may be returned for replacement or refund. The Group recognizes revenue when products are delivered and the customer takes ownership and assumes risk of loss, collection of the relevant receivable is probable, persuasive evidence of an arrangement exists and the sale price is fixed or determinable.

In the PRC, VAT of 17% on invoice amount is collected in respect of the sales of goods on behalf of tax authorities. The VAT collected is not revenue of the Group; instead, the amount is recorded as a liability on the consolidated balance sheet until such VAT is paid to the authorities.

Research and Development Costs

(m) Research and Development Costs

Research and development expenditures are expensed as incurred. Research and development costs amounted to RMB9,617 (US$1,544), RMB10,159 and RMB8,058 for the year ended December 31, 2012, 2011 and 2010 and such costs were recorded in administrative expenses.

Income Taxes

(n) Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Earnings per Share

(o) Earnings per Share

Basic earnings per share is computed by dividing net earnings by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is calculated by dividing net earnings by the weighted average number of ordinary and dilutive potential ordinary shares outstanding during the year. Diluted potential ordinary shares consist of shares issuable pursuant to stock option plan.

Use of Estimates

(p) Use of Estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management of the Group to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews its estimates and assumptions including those related to the recoverability of the carrying amount and the estimated useful lives of long-lived assets, valuation allowances for accounts receivable and realizable values for inventories. Changes in facts and circumstances may result in revised estimates.

Noncontrolling interest

(q) Noncontrolling interest

Non-controlling interest represents the portion of equity that is not attributable to the Company. The net income (loss) attributable to noncontrolling interests are separately presented in the accompanying statements of income and other comprehensive income. Losses attributable to noncontrolling interests in a subsidiary may exceed the interest in the subsidiary's equity. The related noncontrolling interest continues to be attributed its share of losses even if that attribution results in a deficit of the noncontrolling interest balance.

Segment Reporting

(r) Segment Reporting

The Group uses the "management approach" in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group's chief operating decision maker for making operating decisions and assessing performance as the source for determining the Group's reportable segments. Management, including the chief operating decision maker, reviews operating results solely by monthly revenue of BOPET film (but not by sub-product type or geographic area) and operating results of Shandong Fuwei, the operating subsidiary in the PRC. As such, the Group has determined that the Group has a single operating segment.

Contingencies

(s) Contingencies

In the normal course of business, the Group is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, including among others, product liability. The Group recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments including past history and the specifics of each matter. As of December 31, 2012 and 2011, the balance of predicted liability was RMB830 (US$133) and RMB0, respectively, which was estimated liability related to our defective products and included in accrued expenses and other payables as current liabilities on balance sheets.

Reclassification

(t) Reclassification

Certain reclassifications have been made to the fiscal year 2012 and 2011 consolidated financial statements to conform to the fiscal 2012 consolidated financial statement presentation. These reclassifications had no effect on net loss or cash flows as previously reported.

Going Concern Matters

(u) Going Concern Matters

The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles which contemplate continuation of the company as a going concern. However, as of December 31, 2012, the Company had a working capital deficiency of RMB78,007 (US$12,521) and accumulated deficit of RMB54,437 (US$8,738) from net losses incurred during the year of 2012. Confronted with the fierce competition in the BOPET industry in China, the Company may still witness losses over the next twelve months. The ability of the Company to operate as a going concern depends upon its ability to obtain outside sources of working capital and/or generate positive cash flow from operations. The Company accordingly has developed an outside financing plan to meet the need of working capital for our operation or debts. At the same time, the Company will continue implementing cost reductions on both manufacturing costs and operating expenses to improve profit margins. The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might result should the Company be unable to continue as a going concern.

Recently Issued Accounting Standards

(v) Recently Issued Accounting Standards

In February 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2013-02, which requires entities to present information about significant items reclassified out of accumulated other comprehensive income (loss) by component either on the face of the statement where net income is presented or as a separate disclosure in the notes to the financial statements. This ASU is effective for the Company in the first quarter of fiscal 2014. We do not expect the adoption will have a significant impact on our consolidated financial statements.

In July 2012, the FASB issued ASU 2012-02, which amends how companies test for impairment of indefinite-lived intangible assets. The new guidance permits a company to assess qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount as a basis for determining whether it is necessary to perform the annual impairment test. The ASU is effective for the Company in the first quarter of fiscal 2014. We do not expect the adoption will have a significant impact on our consolidated financial statements.

Summary of Significant Accounting Policies and Practices (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies and Practices [Abstract]
Depreciation On Property, Plant and Equipment

Depreciation on property, plant and equipment is calculated on the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the assets as follows:

Years
Buildings and improvements	25 - 30
Plant and equipment	10 - 15
Computer equipment	5
Furniture and fixtures	5
Motor vehicles	5

Accounts and Bills Receivable, net (Tables)	12 Months Ended
Dec. 31, 2012
Accounts and Bills Receivable, net [Abstract]
Schedule of Accounts Receivable

Accounts receivable consisted of the following:

	December 31, 2012		December 31, 2011
	RMB	US$	RMB
Accounts receivable	11,943	1,917	16,213
Less: Allowance for doubtful accounts	(1,196)	(192)	(1,785)
	10,747	1,725	14,428

Bills receivable	10,840	1,740	38,029
	21,587	3,465	52,457

Schedule of Allowance For Doubtful Accounts

An analysis of the allowance for doubtful accounts for 2012, 2011 and 2010 is as follows:

	December 31, 2012		December 31, 2011	December 31, 2010
	RMB	US$	RMB	RMB
Balance at beginning of year	1,785	287	2,140	2,259
Bad debt (recovery) expense	(589)	(95)	(355)	(119)
Write-offs	-	-	-	-

Balance at end of year	1,196	192	1,785	2,140

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Schedule of Inventories

Inventories consisted of the following:

	December 31,2012		December 31,2011
	RMB	US$	RMB
Raw materials	19,081	3,063	16,174
Work-in-progress	3,095	497	2,727
Finished goods	17,507	2,810	28,150
Consumables and spare parts	719	115	834
Allowance for obsolescence	(6,111)	(981)	(6,111)
	34,291	5,504	41,774

Prepayments and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2012
Prepayments and Other Receivables [Abstract]
Schedule of Prepayments and Other Receivables	Prepayments and other receivables consisted of the following:
	December 31,2012		December 31,2011
	RMB	US$	RMB
Prepayments	627	100	842
Other receivables	25,547	4,101	30,330
	26,174	4,201	31,172

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	December 31, 2012		December 31,2011
	RMB	US$	RMB
Buildings	46,280	7,428	45,339
Plant and equipment	453,518	72,795	450,442
Computer equipment	2,056	330	2,170
Furniture and fixtures	9,027	1,449	8,247
Motor vehicles	2,094	336	2,358
	512,975	82,338	508,556
Less: accumulated depreciation	(279,640)	(44,885)	(231,437)
	233,335	37,453	277,119

Lease Prepayments (Tables)	12 Months Ended
Dec. 31, 2012
Lease Prepayments [Abstract]
Schedule of Lease Prepayments

The balance represents the lease prepayments of land use rights of the Group as follows:

	December 31,2012		December 31,2011
	RMB	US$	RMB
Non-current portion	19,523	3,134	20,047
Current portion - amount charged to expense next year	454	73	454
	19,977	3,207	20,501

Short-Term and Long-Term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2012
Short-term and Long-term Bank Loans [Abstract]
Schedule of Short-Term Loans

	Interest rate	December 31,2012		December 31,2011
Lender	per annum	RMB	US$	RMB
SHORT-TERM LOANS
Bank of Communications Co., Ltd.
- May 25, 2011 to May 7, 2012	7.87%	-	-	30,000
- May 25, 2011 to May 14, 2012	7.87%	-	-	35,000
- May 25, 2011 to May 21, 2012	7.87%	-	-	35,000
- May 30, 2011 to April 17, 2012	7.87%	-	-	30,000
- April 26, 2011 to April 25, 2012	4.27%	-	-	18,501
- May 11, 2012 to May 7, 2013	7.87%	10,000	1,605	-
- May 8, 2012 to April 5, 2013	7.87%	30,000	4,815	-
- May 9, 2012 to April 15, 2013	7.87%	35,000	5,618	-
- May 9, 2012 to April 26, 2013	7.87%	35,000	5,618	-

Bank of Weifang
- January 16, 2009 to January 12, 2012	0.00%	-	-	10,000
- January 13, 2010 to January 12, 2012	0.00%	-	-	10,000

Weifang Dongfang State-owned Assets Management Co., Ltd.
- October 19, 2009 to October 18, 2017	6.35%	10,000	1,605	10,000
		120,000	19,261	178,501
Less: amounts classified as short-term		(110,000)	(17,656)	(168,501)
		10,000	1,605	10,000

Schedule of Short-Term Loans Outstanding

Bank loans outstanding, which are all denominated in Renminbi, are secured and guaranteed as follows:

	December 31,2012		December 31,2011	December 31,2010
Secured by:	RMB	US$	RMB	RMB
Property plant and equipment, Land use right	110,000	17,656	150,000	162,000
Bills receivable	-	-	-	-
Guarantee company	10,000	1,605	10,000	10,000
Restricted cash	-	-	18,501	-
	120,000	19,261	178,501	172,000

Schedule of Long-Term Bank Loans Maturity	Long-term bank loans maturity for the next five years after December 31, 2012 are as follows:
	RMB	US$
Fiscal 2013	-	-
Fiscal 2014	-	-
Fiscal 2015	3,350	538
Fiscal 2016	3,350	538
Fiscal 2017	3,300	530

Notes Payable (Tables)	12 Months Ended
Dec. 31, 2012
Notes Payable [Abstract]
Schedule of Notes Payable	Notes payable consisted of the following:
Issuing bank	December 31, 2012		December 31, 2011
	RMB	US$	RMB
SPD Bank	38,299	6,147	-
	38,299	6,147	-

Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Payables [Abstract]
Schedule of Accrued Expenses and Other Payables	Accrued expenses and other payables consisted of the following:
	December 31,2012		December 31,2011
	RMB	US$	RMB
Other payables	6,001	963	5,798
Predicted liability	830	133	-
	6,831	1,096	5,798

Obligations under capital leases (Tables)	12 Months Ended
Dec. 31, 2012
Obligations under capital leases [Abstract]
Schedule of Capital Lease Obligations

As of December 31, 2012, future payments under these capital leases are as follows:

	December 31,2012						December 31,2011
	RMB	US$	RMB	US$	RMB	US$	RMB	RMB	RMB
	Present value of the minimum lease payments		Total minimum lease payments		Interest		Present value of the minimum lease payments	Total minimum lease payments	Interest

Within 1 year	6,282	1,008	7,287	1,170	1,005	161	-	-	-
After 1 year but within 2 years	6,637	1,065	7,333	1,177	696	112	-	-	-
After 2 years but within 3 years	7,081	1,137	7,332	1,177	251	40	-	-	-
After 3 years	-	-	-		-		-	-	-
	20,000	3,210	21,952	3,524	1,952	313	-	-	-

Less: balance due within one year classified as current liabilities	(6,282)	(1,008)					-
	13,718	2,202					-

Details of obligations under capital leases are as follows:

	December 31,2012	December 31,2011
	RMB	RMB

RMB denominated obligations
Fixed interest rate of 6.49% per annum as of December 31, 2012	20,000	-

	20,000	-

Revenues (Tables)	12 Months Ended
Dec. 31, 2012
Revenues [Abstract]
Schedule of Revenue by The Geographical Location of Customers

The following table shows the distribution of the Company's revenue by the geographical location of customers, whereas all the Company's assets are located in the PRC:

	December 31, 2012		December 31, 2011	December 31, 2010
	RMB	US$	RMB	RMB
Sales in China	302,290	48,521	392,195	397,781
Sales in other countries (principally Europe, Asia and North America)	70,576	11,328	145,450	103,677

	372,866	59,849	537,645	501,458

Schedule of Revenue by Significant Types of Films

The Company's revenue by significant types of films for 2012, 2011 and 2010 was as follows:

	December 31,2012			December 31,2011		December 31,2010
	RMB	US$	% of Total	RMB	% of Total	RMB	% of Total
Stamping and transfer film	202,029	32,428	54.2%	293,768	54.6%	282,033	56.2%
Printing film	42,449	6,814	11.4%	55,218	10.3%	76,720	15.3%
Metallized film	18,886	3,031	5.1%	28,205	5.3%	28,108	5.6%
Specialty film	92,536	14,853	24.8%	140,491	26.1%	87,956	17.5%
Base film for other applications	16,966	2,723	4.5%	19,963	3.7%	26,641	5.4%
	372,866	59,849	100.0%	537,645	100.0%	501,458	100.0%

Depreciation and Amortization (Tables)	12 Months Ended
Dec. 31, 2012
Depreciation and Amortization [Abstract]
Schedule of Depreciation of Property, Plant and Equipment and Amortization of Intangible Asset

Depreciation of property, plant and equipment and amortization of intangible asset is included in the following captions:

	December 31,2012		December 31,2011	December 31,2010
	RMB	US$	RMB	RMB
Cost of goods sold	41,918	6,728	36,988	33,154
Selling expenses	59	9	53	51
Administrative expenses	6,732	1,081	6,742	3,526
		-
	48,709	7,818	43,783	36,731

Interest Expense (Tables)	12 Months Ended
Dec. 31, 2012
Interest Expense [Abstract]
Schedule of Interest Expense

The following is a summary of interest cost incurred during the year ended December 31, 2012, 2011 and 2010:

	December 31,2012		December 31,2011	December 31,2010
	RMB	US$	RMB	RMB
Interest cost capitalized	11,174	1,793	-	-
Interest cost charged to expense	-	-	10,227	8,846
	11,174	1,793	10,227	8,846

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule of Net Income and Basic and Diluted Earnings Per Share, Reduced Amounts

If our subsidiary Shandong Fuwei was not entitled to a reduced enterprise income tax, or EIT, rate of 15% for the year ended December 31, 2012, 2011 and 2010, it would have had an EIT rate of 25%, net income and basic and diluted earnings per share would be reduced by the following amounts:

	2012		2011	2010
	RMB	US$	RMB	RMB
Net income	-	-	(2,499)	(5,075)
Earnings per share
- Basic	-	-	(0.19)	(0.39)
- Diluted	-	-	(0.19)	(0.39)

Schedule of Net Income (Loss) Before Income Taxes

The Group had minimal operations in jurisdictions other than the PRC. Net income (loss) before income taxes consists of:

	2012		2011	2010
	RMB	US$	RMB	RMB
Cayman Islands	(2,482)	(398)	(2,183)	(14,423)
British Virgin Islands	(3)	(1)	(2)	(2)
PRC	(59,655)	(9,575)	27,285	67,900
U.S.A	(25)	(4)	(107)	(2,721)
	(62,164)	(9,978)	24,993	50,754

Schedule of Income Tax Benefit (Expense)

Income tax benefit (expense) consists of:

	Current	Deferred	Total
PRC Income tax	RMB	RMB	RMB
Year ended December 31, 2010	(8,427)	(2,632)	(11,059)

Year ended December 31, 2011	(3,790)	(165)	(3,955)

Year ended December 31, 2012	-	7,727	7,727
Year ended December 31, 2012 (US$)	-	1,240	1,240

Schedule of Reconciliation of Income Tax Benefit Rate

Income tax expenses reported in the consolidated statements of income differs from the income tax expense amount computed by applying the PRC income tax rate of 15% (the statutory tax rate of the Company's principal subsidiary) for the year ended December 31, 2012, 2011 and 2010 for the following reasons:

	2012		2011	2010
	RMB	US$	RMB	RMB
Income (loss) before income taxes	(62,164)	(9,978)	24,993	50,754

Computed "expected" tax expense	-	-	(6,604)	(13,275)
Non-deductible expenses	-	-	(767)	4,425
Non-taxable income	-	-	940	(1,965)
Tax holiday	-	-	2,641	8,850
Tax effect of deferred tax and tax rates differential	7,727	1,240	(165)	(9,094)

Actual income tax benefit (expense)	7,727	1,240	(3,955)	(11,059)

Schedule of Deferred Tax Assets (Liabilities)

Tax effects of temporary differences that give rise to significant portions of the deferred tax assets (liabilities) as of December 31, 2012 and 2011 are presented below.

	December 31,2012		December 31,2011
	RMB	US$	RMB
Current
Accounts receivable	179	29	268
Other receivables	636	102	-
Inventory impairment	917	147	917
Estimated Loss due to Product Warranty	125	20	124
	1,857	298	1,309
Non-current
Property, plant and equipment, principally due to differences in depreciation	1,481	238	1,622
Construction in progress, principally due to capitalized interest	(3,093)	(497)	(1,417)
Lease prepayments, principally due to differences in charges	(383)	(61)	(394)
Allowance for advanced to supplier-long term	242	39	-
Net loss carryforward	8,743	1,403	-
	6,990	1,122	(189)
Net deferred income tax assets	8,847	1,420	1,120

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
Name of party	Relationship

Shandong Baorui Investment Co., Ltd ("Shandong Baorui")	Former shareholder (10%) of Shandong Fuwei. Shandong Baorui is 22.1% owned by the Group Founders.

Shenghong Group Co., Ltd ("Shenghong Group")	Former shareholder (90%) of Shandong Fuwei.

Shandong Neo-Luck Plastic Co., Ltd ("Shandong Neo-Luck")	The Group Founders' former employer previously engaged in the business of BOPET film production.

Weifang Neo-Luck (Group) Co., Ltd ("Weifang Neo-Luck Group")	Major shareholder (59%) of Shandong Neo-Luck. One of the directors of the Company was the general manager of Weifang Neo-Luck Group prior to joining the Company in April 2005.

Weifang State-Owned Assets Operation Administration Company (the "Administration Company")	Shareholder of the Company (65.45%)

Everise Investment Management Co., Ltd.	Owned by the Management of the Company

Beijing Shiweitong Technology Development Co., Ltd.	Subsidiary of Weifang State-Owned Assets Operation Administration Company

Joyinn Hotel Investment & Management Co., Ltd.	Subsidiary of Weifang State-Owned Assets Operation Administration Company

Business and Credit Concentrations (Tables)	12 Months Ended
Dec. 31, 2012
Business And Credit Concentrations [Abstract]
Amount Due From Customers, Percent of Outstanding Accounts Receivable

Percentage of accounts receivable outstanding (%)
December 31, 2012
Eternal Electronic Material (Guangzhou) Co., Ltd.	29.5%
Kurz Production (M) SDN BHD MY	11.7%
Celplast Metallized Products Limited	10.6%
Leonhard Kurz Stiftung & Co. KG	10.4%

Percentage of accounts receivable outstanding (%)
December 31, 2011
Eternal Electronic Material (Guangzhou) Co., Ltd.	24.4%
Eternal Photoelectronic Materials (Guangzhou) Co., Ltd.	12.6%
Celplast Metallized Products Limited	11.9%

Percentage of Total Purchases From Vendors

The following are the vendors that supplied10% or more of our raw materials for each of the year ended December 31, 2012, 2011 and 2010:

		Percentage of total purchases (%)
Supplier	Item	2012	2011	2010
Sinopec Yizheng Chemical Fibre Company Limited	PET resin and Additives	36.4	43.8	42.4
Mahongany Joy Investment Ltd	PET resin	9.5	11.1	11.1
Jiangyin Huaxing Compound Co., Ltd.	PET resin	16.5	11.1	11.6

Note: To our knowledge, Mahogany Joy Investments and Jiangying Huaxing Compound are related companies.

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Lease Payments for Operating Leases	Future minimum lease payments under non-cancelable operating leases as of December 31, 2012 are as follows:
	December 31, 2012
	RMB	US$
Operating lease commitments	355	$57

Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings (Loss) Per Share [Abstract]
Calculation of Basic and Diluted Earnings Per Share

Basic and diluted earnings per share for the period/year ended December 31, 2012, 2011 and 2010 have been calculated as follows:

	2012		2011	2010
	RMB	US$	RMB	RMB
Net income (loss) available to ordinary shareholders	(54,427)	(8,736)	21,081	40,783

Weighted average number of ordinary shares outstanding	13,062,500	13,062,500	13,062,500	13,062,500

Dilutive effect of share options	-	-	-	-

Diluted weighted average number of ordinary shares outstanding	13,062,500	13,062,500	13,062,500	13,062,500

Basic and diluted earnings (loss) per share	(4.17)	(0.67)	1.61	3.12

Fuwei Films (Holdings) Co., Ltd (Parent Company) (Tables)	12 Months Ended
Dec. 31, 2012
Fuwei Films (Holdings) Co., Ltd (Parent Company) [Abstract]
Condensed Unaudited Balance Sheet

Condensed unaudited Balance Sheet as of December 31, 2012 and 2011

	2012		2011
	RMB	US$	RMB

Cash and cash equivalents	65	10	121
Other current assets	271,006	43,499	272,537
Investments in subsidiaries	378	61	381

Total assets	271,450	43,571	273,039

Current liabilities	51,842	8,321	49,693
Total shareholders' equity	219,608	35,250	223,346

Total liabilities and shareholders' equity	271,450	43,571	273,039

Condensed Unaudited Statements of Operations

Condensed unaudited Statements of Operations (For the years ended December 31, 2012, 2011 and 2010)

	2012		2011	2010
	RMB	US$	RMB	RMB

Interest income (expenses)	(13)	(2)	(18)	(12)
General and administrative expenses	(2,468)	(396)	(3,281)	(14,411)
Other income	-	-	1,116	-
Loss before equity in undistributed earnings of subsidiaries	(2,482)	(398)	(2,183)	(14,423)
Equity in earnings of subsidiaries	(51,956)	(8,339)	22,515	58,478

Net income	(54,437)	(8,738)	20,332	44,055

Condensed Unaudited Statement of Cash Flows

Condensed unaudited Statement of Cash Flows (For the year ended December 31, 2012, 2011 and 2010)

	2012		2011	2010
	RMB	US$	RMB	RMB

Cash flow from operating activities
Net income	(54,437)	(8,738)	20,332	44,055
Adjustment to reconcile net income (loss) to net cash from operating activities:

- Equity in earnings of subsidiaries	51,956	8,339	(22,515)	(58,478)
- Foreign exchange gain	-	-	-	-
Changes in operating assets and liabilities:
- Other current assets	-	-	-	-
- Other current liabilities	61	10	(7,277)	6,139

Net cash provided by operating activities	(2,420)	(389)	(9,460)	(8,284)

Cash flow from financing activities

Payments to related parties	2,365	380	9,493	8,321
Proceeds from related parties	-	-	-	(10)

Effect of exchange	(1)	-	(4)	38

Net cash provided by (used in) financing activities	2,364	380	9,489	8,348

Net increase (decrease) in cash	(56)	(9)	29	64
Cash:
At beginning of year	121	19	92	28
At end of year	65	10	121	92

Unaudited Quarterly Data (Tables)	12 Months Ended
Dec. 31, 2012
Unaudited Quarterly Data [Abstract]
Unaudited Quarterly Data
Quarter Ended	March 31		June 30		September 30		December 31		Total
Fiscal year 2012	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$

Revenue	91,011	14,452	92,424	14,548	88,761	14,123	100,670	16,159	372,866	59,849
Gross profit	(3,026)	(480)	1,881	296	866	138	(2,828)	(454)	(3,107)	(499)
Net income	(15,128)	(2,403)	(11,916)	(1,875)	(14,856)	(2,364)	(12,527)	(2,009)	(54,427)	(8,736)
Basic and diluted earnings per share	(1.16)	(0.18)	(0.91)	(0.14)	(1.14)	(0.18)	(0.96)	(0.15)	(4.17)	(0.67)

Principal Activities and Reorganization (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 Administration Company [Member]	Jun. 23, 2009 Fuwei Films USA, LLC [Member] USD ($)
Outstanding ordinary shares controlled indirectly by the Administration Company, percent						65.45%
Registered capital							$ 10
Total investment amount	$ 83,217	518,434	572,871	551,750	511,843		$ 100
Equity interest held by parent							60.00%
Equity interest held by partner							40.00%

Summary of Significant Accounting Policies and Practices (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2009 CNY	Dec. 31, 2012 Land [Member]	Dec. 31, 2012 Trademarks [Member]
Cash and cash equivalents	$ 804	5,006	44,172	171,227	$ 7,018	26,804
Restricted cash	3,444	21,457	102,212
Frozen bank savings		770
Depreciation expense recorded in cost of goods sold	7,818	48,709	43,783	36,731
Depreciation recorded in cost of goods sold, percent	86.10%	86.10%	84.60%	90.10%
Depreciation recorded in administrative expenses, percent	13.90%	13.90%	15.40%	9.90%
Estimated useful lives							30 years
Intangible assets, amortization Period								5 years
Value Added Tax Rate	17.00%	17.00%
Research and Development Expense	1,544	9,617	10,159	8,058
Estimated liability related to defective products	133	830	0
Working capital deficiency	(12,521)	(78,007)
Net income (loss)	$ (8,738)	(54,437)	21,038	39,695

Summary of Significant Accounting Policies and Practices (Property, Plant and Equipment) (Details)	12 Months Ended
Dec. 31, 2012
Buildings and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	30 years
Buildings and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	25 years
Plant and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	15 years
Plant and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years

Accounts and Bills Receivable, net (Accounts Receivable) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accounts and Bills Receivable, net [Abstract]
Accounts receivable	$ 1,917	11,943	16,213
Less: Allowance for doubtful accounts	(192)	(1,196)	(1,785)
Accounts receivable, net of allowance for doubtful accounts	1,725	10,747	14,428
Bills receivable	1,740	10,840	38,029
Accounts and bills receivable, net	$ 3,465	21,587	52,457

Accounts and Bills Receivable, net (Allowance For Doubtful Accounts) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Accounts and Bills Receivable, net [Abstract]
Balance at beginning of year	$ 287	1,785	2,140	2,259
Bad debt (recovery) expense	(95)	(589)	(355)	(119)
Write-offs
Balance at end of year	$ 192	1,196	1,785	2,140

Inventories (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Inventories [Abstract]
Raw materials	$ 3,063	19,081	16,174
Work-in-progress	497	3,095	2,727
Finished goods	2,810	17,507	28,150
Consumables and spare parts	115	719	834
Allowance for obsolescence	(981)	(6,111)	(6,111)
Total inventories	$ 5,504	34,291	41,774

Prepayments and Other Receivables (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Prepayments and Other Receivables [Abstract]
Prepayments	$ 100	627	842
Other receivables	4,101	25,547	30,330
Total prepayments and other receivables	$ 4,201	26,174	31,172

Property, Plant and Equipment (Details) In Thousands, unless otherwise specified	12 Months Ended																			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Buildings [Member] USD ($)	Dec. 31, 2012 Buildings [Member] CNY	Dec. 31, 2011 Buildings [Member] CNY	Dec. 31, 2012 Plant and Equipment [Member] USD ($)	Dec. 31, 2012 Plant and Equipment [Member] CNY	Dec. 31, 2011 Plant and Equipment [Member] CNY	Dec. 31, 2012 Computer Equipment [Member] USD ($)	Dec. 31, 2012 Computer Equipment [Member] CNY	Dec. 31, 2011 Computer Equipment [Member] CNY	Dec. 31, 2012 Furniture and Fixtures [Member] USD ($)	Dec. 31, 2012 Furniture and Fixtures [Member] CNY	Dec. 31, 2011 Furniture and Fixtures [Member] CNY	Dec. 31, 2012 Motor vehicles [Member] USD ($)	Dec. 31, 2012 Motor vehicles [Member] CNY	Dec. 31, 2011 Motor vehicles [Member] CNY	Dec. 31, 2012 Construction in progress [Member] USD ($)	Dec. 31, 2012 Construction in progress [Member] CNY
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 82,338	512,975	508,556		$ 7,428	46,280	45,339	$ 72,795	453,518	450,442	$ 330	2,056	2,170	$ 1,449	9,027	8,247	$ 336	2,094	2,358
Less: accumulated depreciation	(44,885)	(279,640)	(231,437)
Property, plant and equipment, net	37,453	233,335	277,119
Property, plant and equipment plus land use rights pledged to banks as collateral	37,158	231,501	275,373
Interest costs capitalized during period	$ 1,793	11,174																		$ 1,794	11,174

Lease Prepayments (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Lease Prepayments [Abstract]
Non-current portion	$ 3,134	19,523	20,047
Current portion - amount charged to expense next year	73	454	454
Total lease prepayments of land use rights	3,207	19,977	20,501
Land use rights amortization	73	454	454	454
Land use rights, net book value	$ 3,207	19,977
Expiration period for the land use rights, period one	2050-11	2050-11
Expiration period for the land use rights, period two	2053-05	2053-05
Expiration period for the land use rights, period three	2055-02	2055-02

Advance to suppliers (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Advance to suppliers [Abstract]
Advance to suppliers	$ 2,174	13,543	8,808
Advance to suppliers - long term, net	851	5,299	62,799
Allowance for bad debts	$ 259	1,616	0

Goodwill (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Goodwill [Abstract]
Goodwill			10,276
Goodwill impairment	$ 1,649	10,276

Long-Term Deposit (Details) In Thousands, unless otherwise specified	12 Months Ended										0 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	May 19, 2006 Joyinn Hotel Investment and Management Co., Ltd. [Member] USD ($)	May 19, 2006 Joyinn Hotel Investment and Management Co., Ltd. [Member] CNY	Jun. 30, 2008 Initial Deposit Amount [Member] CNY	Jun. 30, 2008 Total Deposit Amount [Member] CNY	Jun. 16, 2008 Deposit Reduction Amount [Member] CNY	Dec. 10, 2012 Pledged Interest [Member]	Jun. 23, 2009 Pledged Interest [Member]	Apr. 09, 2008 Pledged Interest [Member]	Apr. 09, 2008 Pledgor's Ownership in Joyinn [Member]
Schedule of Equity Method Investments [Line Items]
Registered capital						$ 6,236	50,000		52,000
Long-term deposit			2,690	16,760	16,760			26,000		(5,000)
Ownership percentage														97.60%
Increase in pledge, percentage											16.80%
Interest in Joyinn, pledged as a guarantee, percent											87.80%	71.00%	52.00%
Impairment provision	$ 681	4,240

Short-Term and Long-Term Bank Loans (Summary of Bank Loans) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Bank of Communications Co Ltd [Member] May 25, 2011 to May 7, 2012 [Member] USD ($)	Dec. 31, 2012 Bank of Communications Co Ltd [Member] May 25, 2011 to May 7, 2012 [Member] CNY	Dec. 31, 2011 Bank of Communications Co Ltd [Member] May 25, 2011 to May 7, 2012 [Member] CNY	Dec. 31, 2012 Bank of Communications Co Ltd [Member] May 25, 2011 to May 14, 2012 [Member] USD ($)	Dec. 31, 2012 Bank of Communications Co Ltd [Member] May 25, 2011 to May 14, 2012 [Member] CNY	Dec. 31, 2011 Bank of Communications Co Ltd [Member] May 25, 2011 to May 14, 2012 [Member] CNY	Dec. 31, 2012 Bank of Communications Co Ltd [Member] May 25, 2011 to May 21, 2012 [Member] USD ($)	Dec. 31, 2012 Bank of Communications Co Ltd [Member] May 25, 2011 to May 21, 2012 [Member] CNY	Dec. 31, 2011 Bank of Communications Co Ltd [Member] May 25, 2011 to May 21, 2012 [Member] CNY	Dec. 31, 2012 Bank of Communications Co Ltd [Member] May 30, 2011 to April 17, 2012 [Member] USD ($)	Dec. 31, 2012 Bank of Communications Co Ltd [Member] May 30, 2011 to April 17, 2012 [Member] CNY	Dec. 31, 2011 Bank of Communications Co Ltd [Member] May 30, 2011 to April 17, 2012 [Member] CNY	Dec. 31, 2012 Bank of Communications Co Ltd [Member] April 26, 2011 to April 25, 2012 [Member] USD ($)	Dec. 31, 2012 Bank of Communications Co Ltd [Member] April 26, 2011 to April 25, 2012 [Member] CNY	Dec. 31, 2011 Bank of Communications Co Ltd [Member] April 26, 2011 to April 25, 2012 [Member] CNY	Dec. 31, 2012 Bank of Communications Co Ltd [Member] May 11, 2012 to May 7, 2013 [Member] USD ($)	Dec. 31, 2012 Bank of Communications Co Ltd [Member] May 11, 2012 to May 7, 2013 [Member] CNY	Dec. 31, 2011 Bank of Communications Co Ltd [Member] May 11, 2012 to May 7, 2013 [Member] CNY	Dec. 31, 2012 Bank of Communications Co Ltd [Member] May 8, 2012 to April 5, 2013 [Member] USD ($)	Dec. 31, 2012 Bank of Communications Co Ltd [Member] May 8, 2012 to April 5, 2013 [Member] CNY	Dec. 31, 2011 Bank of Communications Co Ltd [Member] May 8, 2012 to April 5, 2013 [Member] CNY	Dec. 31, 2012 Bank of Communications Co Ltd [Member] May 9, 2012 to April 15, 2013 [Member] USD ($)	Dec. 31, 2012 Bank of Communications Co Ltd [Member] May 9, 2012 to April 15, 2013 [Member] CNY	Dec. 31, 2011 Bank of Communications Co Ltd [Member] May 9, 2012 to April 15, 2013 [Member] CNY	Dec. 31, 2012 Bank of Communications Co Ltd [Member] May 9, 2012 to April 26, 2013 [Member] USD ($)	Dec. 31, 2012 Bank of Communications Co Ltd [Member] May 9, 2012 to April 26, 2013 [Member] CNY	Dec. 31, 2011 Bank of Communications Co Ltd [Member] May 9, 2012 to April 26, 2013 [Member] CNY	Dec. 31, 2012 Bank of Communications Co Ltd [Member] January 16, 2009 to January 12, 2012 [Member] USD ($)	Dec. 31, 2012 Bank of Communications Co Ltd [Member] January 16, 2009 to January 12, 2012 [Member] CNY	Dec. 31, 2011 Bank of Weifang [Member] January 16, 2009 to January 12, 2012 [Member] CNY	Dec. 31, 2011 Bank of Weifang [Member] January 13, 2010 to January 12, 2012 [Member] CNY	Dec. 31, 2012 Weifang Dongfang State-Owned Assets Management Co Ltd [Member] October 19, 2009 to October 18, 2017 [Member] USD ($)	Dec. 31, 2012 Weifang Dongfang State-Owned Assets Management Co Ltd [Member] October 19, 2009 to October 18, 2017 [Member] CNY	Dec. 31, 2011 Weifang Dongfang State-Owned Assets Management Co Ltd [Member] October 19, 2009 to October 18, 2017 [Member] CNY	Dec. 31, 2012 Dornier [Member] October 19, 2009 to October 18, 2017 [Member] USD ($)	Dec. 31, 2012 Dornier [Member] October 19, 2009 to October 18, 2017 [Member] CNY
Short-term Debt [Line Items]
Short-term bank loans, fixed interest rate							7.87%			7.87%			7.87%			7.87%			4.27%				7.87%	7.87%		7.87%	7.87%		7.87%	7.87%		7.87%	7.87%	0.00%	0.00%	6.35%	6.35%	6.35%
Short-term borrowings	$ 17,656	110,000	168,501				30,000			35,000			35,000			30,000			18,501				$ 1,605	10,000		$ 4,815	30,000		$ 5,618	35,000		$ 5,618	35,000	10,000	10,000	$ 1,605	10,000	10,000
Long-term loan	1,605	10,000	10,000
Total loans payable	19,261	120,000	178,501	172,000
Weighted average interest rate of short-term bank loans	7.66%	7.66%	5.77%
Repayments of bank debt					4,815	30,000		5,618	35,000		5,618	35,000		4,815	30,000		2,970	18,501
Annual principal payment																																							538	3,350
Remaining principal balance due in 2017																																							530	3,300
Debt instrument, face amount							30,000			35,000			35,000			30,000			18,501
Debt instrument maturity date																				Dec 26, 2012	Dec 26, 2012		Apr 5, 2013	Apr 5, 2013		Apr 15, 2013	Apr 15, 2013		Apr 26, 2013	Apr 26, 2013						May 7, 2013	May 7, 2013

Short-Term and Long-Term Bank Loans (Short-Term Loans Outstanding) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Short-term and Long-term Bank Loans [Abstract]
Property, plant and equipment	$ 17,656	110,000	150,000	162,000
Bills receivable
Guarantee company	1,605	10,000	10,000	10,000
Restricted cash			18,501
Loans outstanding	$ 19,261	120,000	178,501	172,000

Short-Term and Long-Term Bank Loans (Long-Term Bank Loans Maturity) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Short-term and Long-term Bank Loans [Abstract]
Fiscal 2013
Fiscal 2014
Fiscal 2015	538	3,350
Fiscal 2016	538	3,350
Fiscal 2017	$ 530	3,300

Notes Payable (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Notes Payable [Abstract]
Deposits at SPD Bank	$ 2,592	19,146
SPD Bank	6,147	38,299
Total notes payable	$ 6,147	38,299

Accrued Expenses and Other Payables (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accrued Expenses and Other Payables [Abstract]
Other payables	$ 963	6,001	5,798
Predicted liability	133	830	0
Accrued Expenses and Other Payables	$ 1,096	6,831	5,798

Obligations under capital leases (Schedule of Capital Lease Commitments) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Present value of the minimum lease payments
Within 1 year	$ 1,008	6,282
After 1 year but within 2 years	1,065	6,637
After 2 years but within 3 years	1,137	7,081
After 3 years
Total future minimum lease payments	3,210	20,000
Less: balance due within one year classified as current liabilities	(1,008)	(6,282)
Total present value of the minimum lease payments	2,202	13,718
Total minimum lease payments
Within 1 year	1,170	7,287
After 1 year but within 2 years	1,177	7,333
After 2 years but within 3 years	1,177	7,332
After 3 years
Total minimum lease payments	3,524	21,952
Interest
Within 1 year	161	1,005
After 1 year but within 2 years	112	696
After 2 years but within 3 years	40	251
After 3 years
Total interest	$ 313	1,952

Obligations under capital leases (Schedule of Obligations under Capital Leases) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Details of obligations under capital leases
Fixed interest rate of 6.49% per annum	$ 20,000
Total interest payable under capital leases	20,000
Fixed interest rate for capital lease obligations	6.49%	6.49%
Guarantee deposit	$ 103	640

Revenues (By Geographical Location of Customers) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Sales in China [Member] USD ($)	Dec. 31, 2012 Sales in China [Member] CNY	Dec. 31, 2011 Sales in China [Member] CNY	Dec. 31, 2010 Sales in China [Member] CNY	Dec. 31, 2012 Sales in other countries (principally Europe, Asia and North America) [Member] USD ($)	Dec. 31, 2012 Sales in other countries (principally Europe, Asia and North America) [Member] CNY	Dec. 31, 2011 Sales in other countries (principally Europe, Asia and North America) [Member] CNY	Dec. 31, 2010 Sales in other countries (principally Europe, Asia and North America) [Member] CNY
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 59,849	372,866	537,645	501,458	$ 48,521	302,290	392,195	397,781	$ 11,328	70,576	145,450	103,677
Change in revenues		(164,779)
Change in revenues, percentage	(30.60%)	(30.60%)
Change in average sales price, percentage	(30.60%)	(30.60%)
Change in total sales volumes, percentage	(0.70%)	(0.70%)
Revenue change caused by change in average sales price		(160,782)
Revenue change caused by change in total sales volumes		(3,997)
Concentration percentage									18.90%	18.90%	27.10%

Revenues (By Significant Types of Films) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Stamping and Transfer Film [Member] USD ($)	Dec. 31, 2012 Stamping and Transfer Film [Member] CNY	Dec. 31, 2011 Stamping and Transfer Film [Member] CNY	Dec. 31, 2010 Stamping and Transfer Film [Member] CNY	Dec. 31, 2012 Printing Film [Member] USD ($)	Dec. 31, 2012 Printing Film [Member] CNY	Dec. 31, 2011 Printing Film [Member] CNY	Dec. 31, 2010 Printing Film [Member] CNY	Dec. 31, 2012 Metallization Film [Member] USD ($)	Dec. 31, 2012 Metallization Film [Member] CNY	Dec. 31, 2011 Metallization Film [Member] CNY	Dec. 31, 2010 Metallization Film [Member] CNY	Dec. 31, 2012 Specialty Film [Member] USD ($)	Dec. 31, 2012 Specialty Film [Member] CNY	Dec. 31, 2011 Specialty Film [Member] CNY	Dec. 31, 2010 Specialty Film [Member] CNY	Dec. 31, 2012 Base Film For Other Applications [Member] USD ($)	Dec. 31, 2012 Base Film For Other Applications [Member] CNY	Dec. 31, 2011 Base Film For Other Applications [Member] CNY	Dec. 31, 2010 Base Film For Other Applications [Member] CNY
Revenue from External Customer [Line Items]
Revenues from external customers	$ 59,849	372,866	537,645	501,458	$ 32,428	202,029	293,768	282,033	$ 6,814	42,449	55,218	76,720	$ 3,031	18,886	28,205	28,108	$ 14,853	92,536	140,491	87,956	$ 2,723	16,966	19,963	26,641
Percent of Total	100.00%	100.00%	100.00%	100.00%	54.20%	54.20%	54.60%	56.20%	11.40%	11.40%	10.30%	15.30%	5.10%	5.10%	5.30%	5.60%	24.80%	24.80%	26.10%	17.50%	4.50%	4.50%	3.70%	5.40%

Depreciation and Amortization (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Depreciation and Amortization [Abstract]
Cost of goods sold	$ 6,728	41,918	36,988	33,154
Selling expenses	9	59	53	51
Administrative expenses	1,081	6,732	6,742	3,526
Depreciation	$ 7,818	48,709	43,783	36,731

Freight Costs (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Freight Costs [Abstract]
Freight costs	$ 406	2,527	2,147	1,985
Freight costs, distribution expenses	$ 1,691	10,534	9,771	10,186

Interest Expense (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Interest Expense [Abstract]
Interest cost capitalized	$ 1,793	11,174
Interest cost charged to expense			10,227	8,846
Interest cost incurred	$ 1,793	11,174	10,227	8,846

Income Taxes (Narrative) (Details)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Reduced enterprise income tax	15.00%
Income tax rate	25.00%

Income Taxes (EIT of 25 Percent Scenario) (Details) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 EIT rate of 25 Percent [Member] USD ($)	Dec. 31, 2012 EIT rate of 25 Percent [Member] CNY	Dec. 31, 2011 EIT rate of 25 Percent [Member] CNY	Dec. 31, 2010 EIT rate of 25 Percent [Member] CNY
Net income (loss) available to ordinary shareholders	$ (2,009)	(12,527)	$ (2,364)	(14,856)	$ (1,875)	(11,916)	$ (2,403)	(15,128)	$ (8,736)	(54,427)	21,081	40,783			(2,499)	(5,075)
Earnings per share, basic													$ 0	0	(0.19)	(0.39)
Earnings per share, diluted													$ 0	0	(0.19)	(0.39)

Income Taxes (Operations in Jurisdictions Other Than PRC) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Cayman Islands [Member] USD ($)	Dec. 31, 2012 Cayman Islands [Member] CNY	Dec. 31, 2011 Cayman Islands [Member] CNY	Dec. 31, 2010 Cayman Islands [Member] CNY	Dec. 31, 2012 British Virgin Islands [Member] USD ($)	Dec. 31, 2012 British Virgin Islands [Member] CNY	Dec. 31, 2011 British Virgin Islands [Member] CNY	Dec. 31, 2010 British Virgin Islands [Member] CNY	Dec. 31, 2012 PRC [Member] USD ($)	Dec. 31, 2012 PRC [Member] CNY	Dec. 31, 2011 PRC [Member] CNY	Dec. 31, 2010 PRC [Member] CNY	Dec. 31, 2012 USA [Member] USD ($)	Dec. 31, 2012 USA [Member] CNY	Dec. 31, 2011 USA [Member] CNY	Dec. 31, 2010 USA [Member] CNY
Income Tax Contingency [Line Items]
Foreign					$ (398)	(2,482)	(2,183)	(14,423)	$ (1)	(3)	(2)	(2)
State													(9,575)	(59,655)	27,285	67,900
Federal																	(4)	(25)	(107)	(2,721)
Net income (loss) before income taxes	$ (9,978)	(62,164)	24,993	50,754

Income Taxes (Income Tax Benefit (Expense)) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Income Taxes [Abstract]
Income tax benefit (expense)			3,790	8,427
Deferred income taxes	1,240	7,727	(165)	(2,632)
Actual income tax benefit (expense)	$ (1,240)	(7,727)	3,955	11,059

Income Taxes (Income Tax Benefit Statutory Tax Rate) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Income Taxes [Abstract]
Net income (loss) before income taxes	$ (9,978)	(62,164)	24,993	50,754
Computed "expected" tax expense			(6,604)	(13,275)
Non-deductible expenses			(767)	4,425
Non-taxable income			940	(1,965)
Tax holiday			2,641	8,850
Tax effect of deferred tax and tax rates differential	1,240	7,727	(165)	(9,094)
Actual income tax benefit (expense)	$ (1,240)	(7,727)	3,955	11,059

Income Taxes (Tax Effects of Temporary Differences) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Income Taxes [Abstract]
Accounts receivable	$ 29	179	268
Other receivables	102	636
Inventory impairment	147	917	917
Estimated Loss due to Product Warranty	20	125	124
Deferred tax assets - current	298	1,857	1,309
Property, plant and equipment, principally due to differences in depreciation	238	1,481	1,622
Construction in progress, principally due to capitalized interest	(497)	(3,093)	(1,417)
Lease prepayments, principally due to differences in charges	(61)	(383)	(394)
Allowance for advanced to supplier-long term	39	242
Net loss carryforward	1,403	8,743
Deferred tax assets - non-current	1,122	6,990	(189)
Net deferred income tax assets	$ 1,420	8,847	1,120

Related Party Transactions (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 Shandong Baorui [Member]	Dec. 31, 2012 Shenghong Group [Member]	Dec. 31, 2012 Weifang Neo-Luck Group [Member]	Dec. 31, 2012 Weifang Dongfang State-Owned Assets Management Co Ltd [Member] USD ($)	Dec. 31, 2012 Weifang Dongfang State-Owned Assets Management Co Ltd [Member] CNY	Dec. 31, 2012 Joyinn Hotel Investment and Management Co., Ltd. [Member] USD ($)	Dec. 31, 2012 Joyinn Hotel Investment and Management Co., Ltd. [Member] CNY
Related Party Transaction [Line Items]
Ownership percentage	22.10%	90.00%	59.00%	65.45%	65.45%
Balance due from related party						$ 3,371	21,000
Amount of guarantee by related party				$ 3,210	20,000

Pension Plan (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Pension Plan [Abstract]
Employer match percentage	20.00%	20.00%
Expenses related to defined contribution plan	$ 152	949	1,003	1,057

Business and Credit Concentrations (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable [Member] | Eternal Electronic Material (Guangzhou) Co Ltd [Member]
Concentration Risk [Line Items]
Concentration percentage	29.50%	24.40%
Accounts Receivable [Member] | Kurz Production (M) SDN BHD MY [Member]
Concentration Risk [Line Items]
Concentration percentage	11.70%
Accounts Receivable [Member] | Eternal Photoelectronic Materials (Guangzhou) Co., Ltd. [Member]
Concentration Risk [Line Items]
Concentration percentage		12.60%
Accounts Receivable [Member] | Celplast Metallized Products Limited [Member]
Concentration Risk [Line Items]
Concentration percentage	10.60%	11.90%
Accounts Receivable [Member] | Leonhard Kurz Stiftung & Co. KG [Member]
Concentration Risk [Line Items]
Concentration percentage	10.40%
Raw Materials [Member] | Sinopec Yizheng Chemical Fibre Company Limited [Member]
Concentration Risk [Line Items]
Concentration percentage	36.40%	43.80%	42.40%
Raw Materials [Member] | Mahongany Joy Investment Ltd [Member]
Concentration Risk [Line Items]
Concentration percentage	9.50%	11.10%	11.10%
Raw Materials [Member] | Jiangyin Huaxing Compound Co Ltd [Member]
Concentration Risk [Line Items]
Concentration percentage	16.50%	11.10%	11.60%

Commitments and Contingencies (Details)	1 Months Ended		12 Months Ended
	Jan. 31, 2013 CNY	Oct. 31, 2012 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Commitments and Contingencies [Abstract]
Operating lease commitments			$ 57,000	355,000
Rental expenses			61,000	383,000	606,000	728,000
Capital commitments for purchase of property, plant and equipment			3,823,000	23,816,000
Amount awarded to Shandong Fuwei		686,190.4
Amount of claim filed against Shandong Fuwei	953,113
Frozen bank savings				770,000

Earnings (Loss) Per Share (Details) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Earnings (Loss) Per Share [Abstract]
Net income (loss) available to ordinary shareholders	$ (2,009)	(12,527)	$ (2,364)	(14,856)	$ (1,875)	(11,916)	$ (2,403)	(15,128)	$ (8,736)	(54,427)	21,081	40,783
Weighted average number of ordinary shares outstanding									13,062,500	13,062,500	13,062,500	13,062,500
Dilutive effect of share options
Diluted weighted average number of ordinary shares outstanding									13,062,500	13,062,500	13,062,500	13,062,500
Basic and diluted earnings per share	$ (0.15)	(0.96)	$ (0.18)	(1.14)	$ (0.14)	(0.91)	$ (0.18)	(1.16)	$ (0.67)	(4.17)	1.61	3.12

Fuwei Films (Holdings) Co., Ltd (Parent Company) (Narrative) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Fuwei Films (Holdings) Co., Ltd (Parent Company) [Abstract]
Required percent of accumulated profits, reserve	10.00%	10.00%
Required statutory general reserve, percent of registered capital	50.00%	50.00%
Required statutory general reserve, percent minimum remaining after issuance of shares or increase in par value	25.00%	25.00%
Statutory public welfare fund required amount of profit, percent	5.00%	5.00%
Statutory surplus reserve	$ 6,010	37,441
Restricted net assets, percent of consolidated net assets	54.00%	54.00%

Fuwei Films (Holdings) Co., Ltd (Parent Company) (Condensed Unaudited Balance Sheet) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] USD ($)	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2010 Parent Company [Member] CNY	Dec. 31, 2009 Parent Company [Member] CNY
Cash and cash equivalents	$ 804	5,006	$ 7,018	44,172	171,227	26,804	$ 10	65	$ 19	121	92	28
Other current assets							43,499	271,006		272,537
Investment in subsidiaries							61	378		381
Total assets	119,991	747,550		790,174			43,571	271,450		273,039
Current liabilities	32,409	201,922		205,492			8,321	51,842		49,693
Total shareholders' equity	83,345	519,234		573,669			35,250	219,608		223,346
Total liabilities and equity	$ 119,991	747,550		790,174			$ 43,571	271,450		273,039

Fuwei Films (Holdings) Co., Ltd (Parent Company) (Condensed unaudited Statements of Operations) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2010 Parent Company [Member] CNY
Interest income (expenses)	$ 164	1,022	2,612	544	$ (2)	(13)	(18)	(12)
General and administrative expenses					(396)	(2,468)	(3,281)	(14,411)
Other income							1,116
Loss before equity in undistributed earnings of subsidiaries					(398)	(2,482)	(2,183)	(14,423)
Equity in earnings of subsidiaries					(8,339)	(51,956)	22,515	58,478
Net income					$ (8,738)	(54,437)	20,332	44,055

Fuwei Films (Holdings) Co., Ltd (Parent Company) (Condensed unaudited Statement of Cash Flows) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2010 Parent Company [Member] CNY
Cash flow from operating activities
Net income					$ (8,738)	(54,437)	20,332	44,055
Equity in earnings of subsidiaries					(8,339)	(51,956)	22,515	58,478
Foreign exchange gain
Other current assets
Other current liabilities					10	61	(7,277)	6,139
Net cash provided by (used in) operating activities	7,458	46,451	(14,018)	98,575	(389)	(2,420)	(9,460)	(8,284)
Cash flow from financing activities
Payments to related parties					380	2,365	9,493	8,321
Proceeds from related parties								(10)
Effect of exchange	67	(26)	(213)	16		(1)	(4)	38
Net cash (used in) provided by financing activities	(33)	(202)	6,501	(6,179)	380	2,364	9,489	8,348
Net (decrease) increase in cash and cash equivalent	(6,214)	(39,166)	(127,055)	144,424	(9)	(56)	29	64
At beginning of period/year	7,018	44,172	171,227	26,804	19	121	92	28
At end of period/year	$ 804	5,006	44,172	171,227	$ 10	65	121	92

Unaudited Quarterly Data (Details) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Unaudited Quarterly Data [Abstract]
Revenue	$ 16,159	100,670	$ 14,123	88,761	$ 14,548	92,424	$ 14,452	91,011	$ 59,849	372,866	537,645	501,458
Gross profit	(454)	(2,828)	138	866	296	1,881	(480)	(3,026)	(499)	(3,107)	85,472	130,553
Net income (loss)	$ (2,009)	(12,527)	$ (2,364)	(14,856)	$ (1,875)	(11,916)	$ (2,403)	(15,128)	$ (8,736)	(54,427)	21,081	40,783
Basic and diluted earnings per share	$ (0.15)	(0.96)	$ (0.18)	(1.14)	$ (0.14)	(0.91)	$ (0.18)	(1.16)	$ (0.67)	(4.17)	1.61	3.12